UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® VIP Investment Grade Central Fund VIP Investment Grade Central Fund

This annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a modest advance in 2024, rallying during the summer months, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter when the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's exposure to asset-backed securities, including collateralized loan obligations, was a key contributor to performance versus the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•An overweight to commercial mortgage-backed securities provided another performance advantage, as did an underweight to agency mortgage-backed securities.
•Among corporate bonds, industry allocation lifted relative performance as well, led by security selection among financials and an overweight in the segment. Specifically, positioning among banks and REITS was beneficial versus the index.
•In contrast, the fund's yield-curve positioning modestly detracted for the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® VIP Investment Grade Central Fund	1.88%	0.68%	2.22%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,930,591,983
Number of Holdings	1,895
Total Advisory Fee	$0
Portfolio Turnover	196%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 66.0
AAA - 7.8
AA - 0.5
A - 8.0
BBB - 16.0
BB - 1.5
B - 0.9
Not Rated - 1.5
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.2
Corporate Bonds - 24.7
U.S. Government Agency - Mortgage Securities - 17.8
Asset-Backed Securities - 7.5
CMOs and Other Mortgage Related Securities - 3.9
Other Investments - 0.1
Foreign Government and Government Agency Obligations - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Grand Cayman (UK Overseas Ter) - 5.1
Mexico - 0.8
United Kingdom - 0.7
Ireland - 0.6
Netherlands - 0.4
Switzerland - 0.3
Bailiwick Of Jersey - 0.3
Germany - 0.2
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.0
US Treasury Bonds	11.2
Fannie Mae Mortgage pass-thru certificates	6.4
Ginnie Mae II Pool	5.0
Freddie Mac Gold Pool	4.5
Morgan Stanley	1.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.0
Uniform Mortgage Backed Securities	1.0
Citigroup Inc	0.9
69.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

Effective March 1, 2024, the fund's management contract was amended to remove the fee the investment adviser received from investing funds.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914315.100    1619-TSRA-0225

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Investment Grade Central Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$81,100	$-	$13,400	$1,700

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Investment Grade Central Fund	$81,400	$-	$14,100	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
Deloitte Entities	$3,364,100	$5,373,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® VIP Investment Grade Central Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® VIP Investment Grade Central Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Asset-Backed Securities - 7.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	4,137,000	4,169,580
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	2,445,000	2,462,386
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	1,856,000	1,867,622
TOTAL BAILIWICK OF JERSEY		8,499,588
GRAND CAYMAN (UK OVERSEAS TER) - 5.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	2,190,000	2,206,618
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	3,132,569	3,137,099
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	2,577,000	2,593,044
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	1,532,085	1,532,076
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	3,308,000	3,311,503
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	2,687,000	2,689,789
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	1,039,487	1,040,767
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	1,386,000	1,393,258
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	2,545,000	2,547,853
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	2,173,138	2,175,585
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	1,292,534	1,294,362
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 1.26% 1/15/2038 (b)(c)(d)	1,292,000	1,292,000
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	3,122,000	3,141,581
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(c)	2,095,000	2,103,879
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	2,282,638	2,287,708
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	2,560,000	2,565,105
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	191,766	191,892
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6852% 1/20/2038 (b)(c)(d)	1,648,000	1,648,681
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	2,843,000	2,854,019
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	1,198,676	1,200,303
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	1,848,000	1,854,468
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	1,562,000	1,564,715
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	1,887,884	1,891,241
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	1,944,015	1,945,763
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	2,085,721	2,089,046
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	2,990,000	2,996,728
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	2,356,000	2,370,315
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	2,257,000	2,265,854
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	2,075,083	2,075,467
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	444,749	445,762
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	2,219,000	2,222,879
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	2,283,000	2,286,847
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	2,662,000	2,669,110
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	2,396,000	2,409,027
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	1,273,704	1,276,383
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	1,820,158	1,729,132
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	1,367,988	1,370,892
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	2,115,000	2,131,569
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	3,167,000	3,170,462
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	1,000,000	1,006,259
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	2,186,940	2,190,789
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	2,223,747	2,228,386
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.1359% 4/25/2037 (b)(c)(d)	2,724,000	2,744,182
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.4618% 7/15/2034 (b)(c)(d)	1,390,072	1,390,311
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	461,006	461,420
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	1,275,000	1,279,800
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	2,357,478	2,369,155
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	1,342,000	1,342,229
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	1,823,166	1,827,737
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	5,340,000	5,344,859
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	2,086,000	2,089,665
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 1.24% 1/15/2038 (b)(c)(d)	2,181,000	2,181,000
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	1,026,365	1,027,514
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	2,147,000	2,158,379
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	3,605,000	3,625,462
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 6.3132% 1/22/2038 (b)(c)(d)	2,452,000	2,452,417
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	1,921,000	1,924,696
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	3,069,000	3,073,453
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.2674% 4/20/2037 (b)(c)(d)	250,000	250,811
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	834,000	834,213
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	1,297,000	1,298,752
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	760,982	762,032
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (b)	1,059,917	994,011
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	2,604,698	2,608,381
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	1,065,000	1,066,846
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	2,626,000	2,631,599
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	2,727,000	2,730,605
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	1,886,000	1,894,627
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	256,361	256,615
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	1,950,819	1,952,914
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(c)	1,029,919	990,457
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,293,306	1,228,692
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	2,387,000	2,406,800
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	1,190,000	1,195,949
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	648,198	648,198
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	2,613,900	2,617,120
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 1.31% 1/20/2038 (b)(c)(d)	648,000	648,113
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		147,707,230
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	1,137,189	1,139,280
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	1,736,000	1,737,498
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	2,418,000	2,427,375
TOTAL MULTI-NATIONAL		4,164,873
UNITED STATES - 2.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	1,620,772	1,632,226
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,480,130	1,490,591
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (b)	602,762	456,589
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (b)	54,616	52,982
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	971,955	933,148
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (b)	315,410	189,309
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,072,921	1,000,884
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,539,087	2,310,609
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	2,147,000	2,166,319
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	758,000	761,706
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	313,213	300,696
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	1,953,217	1,957,051
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	1,964,746	1,792,875
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (b)(e)	978,775	976,779
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (b)	313,458	297,786
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	1,020,651	939,066
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (b)	666,261	473,125
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	232,477	223,385
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	2,429,000	2,429,855
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,724,193	1,672,306
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	4,629,810	3,903,857
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	2,272,000	2,275,606
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	2,057,000	2,059,723
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,690,000	1,690,790
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	2,092,000	2,106,385
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	566,907	544,228
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,800,000	1,777,533
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6982% 1/25/2036 (c)(d)	9,449	9,388
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	462,295	464,640
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	1,411,700	1,298,290
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	1,530,715	1,470,838
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (b)	1,367,335	1,238,621
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	1,089,986	1,024,620
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (b)	1,902,000	1,900,050
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	733,000	710,228
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (b)	560,000	510,759
Subway Funding LLC 2024-1X Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,953,000	2,004,505
Subway Funding LLC 2024-1X Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	2,777,000	2,703,814
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	3,746,000	3,791,224
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,227,000	2,265,368
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	2,663,000	2,600,500
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	1,314,000	1,276,724
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.3132% 9/25/2034 (c)(d)	2,041	2,092
TOTAL UNITED STATES		59,687,070
TOTAL ASSET-BACKED SECURITIES (Cost $222,368,409)		221,198,041

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Discover Bank USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	847,000	862,546
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,414,016

TOTAL BANK NOTES (Cost $3,280,330)		3,276,562

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	11,184	11,418
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	358	328
TOTAL UNITED STATES		11,746
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,122)		11,746

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.9%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,183,000	1,088,478
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (b)	265,000	225,945
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(c)	110,000	78,943
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.548% 1/15/2039 (b)(c)(d)	1,283,272	1,278,884
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.948% 1/15/2039 (b)(c)(d)	242,144	240,413
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.548% 1/15/2039 (b)(c)(d)	173,219	171,648
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	118,089	113,595
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	181,055
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2967% 9/15/2056 (c)	1,307,000	1,366,747
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	406,843
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,759,586
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	368,671
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7392% 3/15/2041 (b)(c)(d)	1,170,057	1,170,423
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.769% 6/15/2041 (b)(c)(d)	1,665,000	1,671,190
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0387% 6/15/2041 (b)(c)(d)	822,000	823,284
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2384% 6/15/2041 (b)(c)(d)	581,000	581,363
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(c)	4,579,000	4,550,849
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2951% 4/15/2037 (b)(c)(d)	5,047,000	5,065,926
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.8441% 4/15/2037 (b)(c)(d)	1,341,000	1,346,867
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4433% 4/15/2034 (b)(c)(d)	780,087	774,366
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7433% 4/15/2034 (b)(c)(d)	1,007,281	997,838
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0433% 4/15/2034 (b)(c)(d)	665,897	657,989
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3433% 4/15/2034 (b)(c)(d)	699,023	689,848
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.2006% 10/15/2036 (b)(c)(d)	2,648,253	2,635,012
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.4103% 10/15/2036 (b)(c)(d)	396,287	393,314
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.6101% 10/15/2036 (b)(c)(d)	530,325	525,685
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.8098% 10/15/2036 (b)(c)(d)	514,682	509,535
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.459% 10/15/2036 (b)(c)(d)	1,789,733	1,783,022
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8881% 4/15/2037 (b)(c)(d)	1,956,470	1,958,916
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.41% 2/15/2039 (b)(c)(d)	2,479,085	2,479,860
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.7094% 2/15/2039 (b)(c)(d)	758,100	755,257
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9588% 2/15/2039 (b)(c)(d)	758,100	755,257
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3579% 2/15/2039 (b)(c)(d)	758,100	755,257
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1585% 12/9/2040 (b)(c)(d)	1,369,152	1,374,715
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5879% 12/9/2040 (b)(c)(d)	302,800	303,083
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0373% 12/9/2040 (b)(c)(d)	163,774	163,876
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.7998% 12/15/2039 (b)(c)(d)	806,000	806,248
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.0384% 5/15/2041 (b)(c)	3,099,902	3,114,433
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7887% 3/15/2041 (b)(c)(d)	6,319,807	6,345,481
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.3125% 2/15/2036 (b)(c)(d)	278,000	278,000
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1825% 6/15/2038 (b)(c)(d)	213,047	212,781
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3371% 4/15/2037 (b)(c)(d)	997,303	998,550
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6871% 4/15/2037 (b)(c)(d)	225,220	225,643
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2361% 4/15/2037 (b)(c)(d)	188,523	188,876
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.839% 4/15/2041 (b)(c)(d)	3,875,868	3,885,557
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0886% 4/15/2041 (b)(c)(d)	618,018	619,717
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3383% 4/15/2041 (b)(c)(d)	512,842	513,803
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8391% 2/15/2039 (b)(c)(d)	2,787,723	2,799,049
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1886% 2/15/2039 (b)(c)(d)	359,643	359,643
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0883% 3/15/2041 (b)(c)(d)	1,080,139	1,079,801
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.338% 3/15/2041 (b)(c)(d)	1,433,853	1,433,404
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,918,461	2,766,798
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	826,924
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	300,687	293,047
DTP Coml Mtg Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	563,000	569,004
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.2135% 11/15/2038 (b)(c)(d)	3,654,041	3,651,757
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.6327% 11/15/2038 (b)(c)(d)	1,013,820	1,012,553
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5915% 7/15/2038 (b)(c)(d)	1,067,518	1,068,186
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8915% 7/15/2038 (b)(c)(d)	607,746	608,124
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.2115% 7/15/2038 (b)(c)(d)	2,199,335	2,202,084
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7615% 7/15/2038 (b)(c)(d)	903,691	905,951
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4625% 10/15/2036 (b)(c)(d)	1,559,690	1,549,186
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6625% 10/15/2036 (b)(c)(d)	241,085	236,953
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0625% 10/15/2036 (b)(c)(d)	2,497,757	2,467,089
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8856% 8/15/2039 (b)(c)(d)	2,328,000	2,329,455
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (b)	223,602	176,216
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (b)	386,779	246,310
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6923% 5/15/2039 (b)(c)(d)	3,430,000	3,352,825
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.191% 5/15/2039 (b)(c)(d)	2,383,000	2,289,864
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4902% 5/15/2039 (b)(c)(d)	1,335,000	1,264,913
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.939% 5/15/2039 (b)(c)(d)	1,187,000	1,099,759
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.2115% 3/15/2038 (b)(c)(d)	1,774,434	1,752,254
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3915% 3/15/2038 (b)(c)(d)	428,161	422,541
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.6115% 3/15/2038 (b)(c)(d)	269,303	265,432
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.9115% 3/15/2038 (b)(c)(d)	374,641	369,021
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2615% 3/15/2038 (b)(c)(d)	327,445	319,259
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,836,466
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4862% 11/15/2040 (b)(c)(d)	731,992	737,487
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2351% 11/15/2040 (b)(c)(d)	804,800	810,767
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9965% 10/15/2036 (b)(c)(d)	203,055	202,294
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	682,081	695,125
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3971% 2/15/2039 (b)(c)(d)	642,000	630,956
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0471% 2/15/2039 (b)(c)(d)	334,000	327,433
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2424% 11/15/2038 (b)(c)(d)	3,228,793	3,225,766
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5914% 11/15/2038 (b)(c)(d)	1,978,713	1,975,003
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8406% 11/15/2038 (b)(c)(d)	840,856	838,754
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0898% 11/15/2038 (b)(c)(d)	552,647	551,956
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.7429% 12/15/2039 (b)(c)(d)	2,518,000	2,516,423
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 6.0924% 12/15/2039 (b)(c)(d)	613,000	612,617
Taubman Centers Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.4919% 12/15/2039 (b)(c)(d)	452,000	451,998
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,766,729	1,415,287
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (b)	113,488	89,432
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.7125% 5/15/2031 (b)(c)(d)	1,349,000	1,325,898
TOTAL UNITED STATES		114,153,693
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $116,193,088)		114,153,693

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (b)	966,000	870,004
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)	736,000	563,467
TOTAL SAUDI ARABIA		1,433,471
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,691,263)		1,433,471

Non-Convertible Corporate Bonds - 24.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(c)	802,000	737,906
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,139,000	1,072,633

TOTAL AUSTRALIA		1,810,539
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,135,000	1,064,123
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	3,472,000	3,535,446

TOTAL BELGIUM		4,599,569
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	768,921
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,790,261
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	945,651
Enbridge Inc 4.25% 12/1/2026	544,000	538,809
		4,043,642
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	580,000	568,073
TOTAL CANADA		4,611,715
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	2,313,000	2,283,098
Societe Generale SA 1.488% 12/14/2026 (b)(c)	2,986,000	2,881,668

TOTAL FRANCE		5,164,766
GERMANY - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG 4.5% 4/1/2025	3,669,000	3,663,456
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	600,000	586,484
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,600,000	1,661,331
		5,911,271
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	1,338,000	1,328,981
TOTAL GERMANY		7,240,252
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (b)	1,070,000	797,760
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,183,214
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,199,118
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,206,777
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	2,546,000	2,544,568
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	959,000	954,015
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,180,157
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,112,000	1,119,170
		12,387,019
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	485,000	479,160
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	1,433,000	1,417,292
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,451,000	2,519,244
		4,415,696
TOTAL IRELAND		16,802,715
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,922,000	3,922,553
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	1,632,000	1,571,616
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,646,170
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	2,659,707
Petroleos Mexicanos 6.49% 1/23/2027	1,175,000	1,137,914
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,586,861
Petroleos Mexicanos 6.5% 3/13/2027	1,481,000	1,427,092
Petroleos Mexicanos 6.7% 2/16/2032	5,440,000	4,749,800
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	2,552,688
Petroleos Mexicanos 6.84% 1/23/2030	1,194,000	1,087,733
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	1,653,373
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	3,738,944

TOTAL MEXICO		23,811,898
NETHERLANDS - 0.4%
Financials - 0.4%
Banks - 0.4%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(c)	9,000,000	8,980,656
Cooperatieve Rabobank UA 4.375% 8/4/2025	2,285,000	2,275,786

TOTAL NETHERLANDS		11,256,442
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (b)	427,314	443,607
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,788,000	1,691,759
UBS Group AG 3.75% 3/26/2025	1,429,000	1,424,722
UBS Group AG 3.869% 1/12/2029 (b)(c)	1,233,000	1,187,274
UBS Group AG 4.125% 9/24/2025 (b)	1,614,000	1,606,442
UBS Group AG 4.194% 4/1/2031 (b)(c)	2,950,000	2,787,393
UBS Group AG 4.55% 4/17/2026	790,000	787,230
		9,484,820
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(c)	200,000	198,343
TOTAL SWITZERLAND		9,683,163
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,088,645
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	490,000	487,465
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	1,136,000	1,166,409
Reynolds American Inc 4.45% 6/12/2025	446,000	444,757
Reynolds American Inc 5.7% 8/15/2035	373,000	374,068
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,213,613
Reynolds American Inc 7.25% 6/15/2037	909,000	999,177
		5,774,134
Financials - 0.5%
Banks - 0.5%
Barclays PLC 5.088% 6/20/2030 (c)	2,253,000	2,194,599
Barclays PLC 5.2% 5/12/2026	1,908,000	1,910,175
Barclays PLC 5.829% 5/9/2027 (c)	2,670,000	2,698,753
Barclays PLC 6.224% 5/9/2034 (c)	2,277,000	2,338,911
Barclays PLC 6.49% 9/13/2029 (c)	642,000	667,738
Barclays PLC 6.692% 9/13/2034 (c)	3,300,000	3,493,214
NatWest Group PLC 3.073% 5/22/2028 (c)	1,427,000	1,364,792
		14,668,182
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (b)	696,000	641,983
TOTAL UNITED KINGDOM		21,084,299
UNITED STATES - 20.9%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.6%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,692,566
AT&T Inc 3.65% 9/15/2059	585,000	387,484
AT&T Inc 3.8% 12/1/2057	4,678,000	3,227,370
AT&T Inc 4.3% 2/15/2030	859,000	831,920
AT&T Inc 4.75% 5/15/2046	4,816,000	4,180,422
Verizon Communications Inc 2.55% 3/21/2031	1,698,000	1,462,265
Verizon Communications Inc 4.78% 2/15/2035 (b)	2,099,000	1,998,102
Verizon Communications Inc 4.862% 8/21/2046	2,282,000	2,035,918
Verizon Communications Inc 5.012% 4/15/2049	89,000	82,312
		17,898,359
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	7,061,000	6,758,276
Walt Disney Co/The 4.7% 3/23/2050	2,229,000	1,977,904
		8,736,180
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	969,903
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	369,000	292,224
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,073,000	958,607
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	816,000	612,944
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	273,000	272,675
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	831,716
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	4,788,381
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	853,721
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,545,000	1,574,860
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	795,621
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,067,000	1,091,442
Comcast Corp 2.937% 11/1/2056	2,100,000	1,223,119
Comcast Corp 3.9% 3/1/2038	329,000	276,601
Comcast Corp 4.65% 7/15/2042	779,000	683,217
Discovery Communications LLC 3.625% 5/15/2030	1,066,000	948,313
Discovery Communications LLC 4.125% 5/15/2029	64,000	59,627
Time Warner Cable LLC 4.5% 9/15/2042	283,000	211,712
Time Warner Cable LLC 5.5% 9/1/2041	521,000	442,119
Time Warner Cable LLC 5.875% 11/15/2040	460,000	411,606
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	5,993,667
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,180,098
Warnermedia Holdings Inc 3.638% 3/15/2025	694,000	691,768
Warnermedia Holdings Inc 3.755% 3/15/2027	1,357,000	1,307,376
Warnermedia Holdings Inc 4.054% 3/15/2029	406,000	377,762
Warnermedia Holdings Inc 4.279% 3/15/2032	1,970,000	1,735,978
Warnermedia Holdings Inc 5.05% 3/15/2042	996,000	799,671
Warnermedia Holdings Inc 5.141% 3/15/2052	2,807,000	2,085,613
		31,470,341
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,827,890
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,545,371
T-Mobile USA Inc 4.375% 4/15/2040	404,000	350,190
T-Mobile USA Inc 4.5% 4/15/2050	793,000	650,204
		5,373,655
TOTAL COMMUNICATION SERVICES		63,478,535

Consumer Discretionary - 0.4%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	973,326
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	517,000	503,562
McDonald's Corp 3.6% 7/1/2030	615,000	576,889
		1,080,451
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	234,000	225,919
AutoZone Inc 3.625% 4/15/2025	350,000	348,814
AutoZone Inc 4% 4/15/2030	1,629,000	1,550,818
Lowe's Cos Inc 3.35% 4/1/2027	211,000	204,935
Lowe's Cos Inc 3.75% 4/1/2032	649,000	594,340
Lowe's Cos Inc 4.25% 4/1/2052	2,647,000	2,065,812
Lowe's Cos Inc 4.45% 4/1/2062	2,720,000	2,106,750
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,147,883
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	347,065
		8,592,336
TOTAL CONSUMER DISCRETIONARY		10,646,113

Consumer Staples - 0.4%
Beverages - 0.3%
Coca-Cola Co/The 3.375% 3/25/2027	1,742,000	1,705,820
Coca-Cola Co/The 3.45% 3/25/2030	1,064,000	1,003,773
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,240,439
Molson Coors Beverage Co 5% 5/1/2042	4,016,000	3,691,169
		8,641,201
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	220,000	197,874
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	1,696,000	1,352,471
Altria Group Inc 4.5% 5/2/2043	1,137,000	927,908
Altria Group Inc 4.8% 2/14/2029	311,000	307,292
Altria Group Inc 5.95% 2/14/2049	407,000	398,213
		2,985,884
TOTAL CONSUMER STAPLES		11,824,959

Energy - 1.7%
Energy Equipment & Services - 0.0%
Halliburton Co 3.8% 11/15/2025	18,000	17,848
Halliburton Co 4.85% 11/15/2035	661,000	628,080
		645,928
Oil, Gas & Consumable Fuels - 1.7%
Columbia Pipeline Group Inc 4.5% 6/1/2025	410,000	408,915
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	394,000	405,549
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	1,061,000	1,088,375
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	317,000	328,931
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	571,000	598,393
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	342,000	363,076
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	351,435
DCP Midstream Operating LP 6.45% 11/3/2036 (b)	760,000	781,902
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	1,037,000	1,114,093
Energy Transfer LP 3.75% 5/15/2030	710,000	662,412
Energy Transfer LP 4.95% 6/15/2028	1,242,000	1,239,808
Energy Transfer LP 5% 5/15/2050	2,045,000	1,734,888
Energy Transfer LP 5.25% 4/15/2029	629,000	631,242
Energy Transfer LP 5.4% 10/1/2047	414,000	371,947
Energy Transfer LP 5.8% 6/15/2038	692,000	680,144
Energy Transfer LP 6% 6/15/2048	451,000	435,626
Energy Transfer LP 6.25% 4/15/2049	432,000	432,362
Enterprise Products Operating LLC 3.7% 2/15/2026	1,472,000	1,457,879
Hess Corp 4.3% 4/1/2027	1,500,000	1,484,694
Hess Corp 5.6% 2/15/2041	4,059,000	4,008,575
Hess Corp 7.125% 3/15/2033	308,000	341,348
Hess Corp 7.3% 8/15/2031	411,000	456,447
Hess Corp 7.875% 10/1/2029	1,346,000	1,499,337
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	146,500
Kinder Morgan Inc 5.55% 6/1/2045	747,000	698,142
MPLX LP 4.8% 2/15/2029	345,000	341,986
MPLX LP 4.95% 9/1/2032	2,116,000	2,040,067
MPLX LP 5.5% 2/15/2049	1,036,000	951,212
Occidental Petroleum Corp 5.55% 3/15/2026	1,587,000	1,592,570
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	513,289
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,445,505
Occidental Petroleum Corp 6.6% 3/15/2046	1,751,000	1,767,749
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,575,719
ONEOK Inc 4.25% 9/24/2027	752,000	741,079
ONEOK Inc 4.4% 10/15/2029	786,000	762,029
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,479,015
Phillips 66 3.85% 4/9/2025	188,000	187,467
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	376,696
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,370,347
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	284,232
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	744,314
Western Gas Partners LP 3.95% 6/1/2025	266,000	264,652
Western Gas Partners LP 4.5% 3/1/2028	613,000	600,104
Western Gas Partners LP 4.65% 7/1/2026	2,778,000	2,763,527
Western Gas Partners LP 4.75% 8/15/2028	354,000	347,698
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,011,420
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,397,221
Williams Cos Inc/The 3.9% 1/15/2025	373,000	372,846
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,099,561
Williams Cos Inc/The 5.3% 8/15/2052	500,000	457,086
		50,209,411
TOTAL ENERGY		50,855,339

Financials - 10.2%
Banks - 4.2%
Bank of America Corp 2.299% 7/21/2032 (c)	4,656,000	3,881,485
Bank of America Corp 3.419% 12/20/2028 (c)	5,817,000	5,577,144
Bank of America Corp 3.95% 4/21/2025	1,265,000	1,261,526
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,295,784
Bank of America Corp 4.45% 3/3/2026	465,000	463,073
Bank of America Corp 5.015% 7/22/2033 (c)	17,054,000	16,726,880
Bank of America Corp 5.468% 1/23/2035 (c)	1,410,000	1,411,542
Citigroup Inc 3.875% 3/26/2025	2,914,000	2,906,253
Citigroup Inc 4.3% 11/20/2026	532,000	527,187
Citigroup Inc 4.412% 3/31/2031 (c)	3,258,000	3,131,477
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,173,942
Citigroup Inc 4.6% 3/9/2026	673,000	671,169
Citigroup Inc 4.91% 5/24/2033 (c)	3,492,000	3,374,999
Citigroup Inc 5.5% 9/13/2025	1,694,000	1,701,474
Citigroup Inc 6.174% 5/25/2034 (c)	1,574,000	1,603,488
Citigroup Inc 6.27% 11/17/2033 (c)	7,000,000	7,340,210
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,197,401
Citizens Financial Group Inc 5.841% 1/23/2030 (c)	9,000,000	9,132,588
Fifth Third Bancorp 4.895% 9/6/2030 (c)	3,000,000	2,958,978
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	1,324,000	1,184,330
JPMorgan Chase & Co 4.125% 12/15/2026	4,319,000	4,273,318
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	3,926,000	3,825,415
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	12,887,000	12,359,015
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	5,229,000	5,112,481
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,500,000	2,553,470
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	1,754,000	1,663,444
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	2,600,000	2,671,570
Wells Fargo & Co 3.526% 3/24/2028 (c)	2,893,000	2,806,003
Wells Fargo & Co 4.478% 4/4/2031 (c)	4,386,000	4,245,543
Wells Fargo & Co 4.897% 7/25/2033 (c)	5,000,000	4,828,827
Wells Fargo & Co 5.013% 4/4/2051 (c)	4,931,000	4,376,998
Wells Fargo & Co 5.499% 1/23/2035 (c)	1,539,000	1,532,458
		121,769,472
Capital Markets - 3.3%
Ares Capital Corp 3.875% 1/15/2026	3,822,000	3,778,291
Ares Strategic Income Fund 5.7% 3/15/2028 (b)	8,922,000	8,920,752
Athene Global Funding 5.339% 1/15/2027 (b)	4,132,000	4,157,212
Athene Global Funding 5.583% 1/9/2029 (b)	2,079,000	2,102,670
Blackstone Private Credit Fund 4.7% 3/24/2025	5,035,000	5,027,414
Blackstone Private Credit Fund 7.05% 9/29/2025	2,656,000	2,694,853
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	2,893,000	2,411,030
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	4,837,000	4,168,860
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	12,774,000	12,406,902
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,455,394
Goldman Sachs Group Inc/The 4.25% 10/21/2025	696,000	692,160
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	737,616
Moody's Corp 3.25% 1/15/2028	732,000	701,292
Moody's Corp 3.75% 3/24/2025	1,557,000	1,553,077
Morgan Stanley 3.125% 7/27/2026	6,737,000	6,580,996
Morgan Stanley 3.622% 4/1/2031 (c)	3,078,000	2,858,933
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,312,498
Morgan Stanley 4.431% 1/23/2030 (c)	1,348,000	1,311,952
Morgan Stanley 4.889% 7/20/2033 (c)	6,522,000	6,318,509
Morgan Stanley 5% 11/24/2025	4,489,000	4,496,340
Morgan Stanley 5.25% 4/21/2034 (c)	2,830,000	2,786,687
Morgan Stanley 5.424% 7/21/2034 (c)	3,524,000	3,499,418
Morgan Stanley 6.296% 10/18/2028 (c)	2,500,000	2,591,944
Morgan Stanley 6.342% 10/18/2033 (c)	5,000,000	5,289,032
Peachtree Corners Funding Trust 3.976% 2/15/2025 (b)	1,534,000	1,530,740
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,171,000	1,185,342
		95,569,914
Consumer Finance - 1.3%
Ally Financial Inc 5.543% 1/17/2031 (c)	451,000	444,638
Ally Financial Inc 5.8% 5/1/2025	1,606,000	1,607,835
Ally Financial Inc 6.7% 2/14/2033	5,000,000	5,040,337
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,701,934
Ally Financial Inc 8% 11/1/2031	829,000	916,566
Capital One Financial Corp 2.636% 3/3/2026 (c)	1,495,000	1,488,648
Capital One Financial Corp 3.273% 3/1/2030 (c)	1,912,000	1,767,718
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,024,423
Capital One Financial Corp 3.8% 1/31/2028	2,165,000	2,089,720
Capital One Financial Corp 4.927% 5/10/2028 (c)	2,300,000	2,292,599
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,151,000	2,149,304
Capital One Financial Corp 5.247% 7/26/2030 (c)	2,770,000	2,761,491
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,952,000	1,965,553
Capital One Financial Corp 5.817% 2/1/2034 (c)	2,680,000	2,691,590
Discover Financial Services 4.1% 2/9/2027	875,000	859,199
Discover Financial Services 4.5% 1/30/2026	1,437,000	1,430,960
Synchrony Financial 3.95% 12/1/2027	2,356,000	2,277,961
Synchrony Financial 5.15% 3/19/2029	1,027,000	1,011,576
		37,522,052
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	646,000	643,689
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,216,825
Corebridge Financial Inc 3.85% 4/5/2029	904,000	863,236
Corebridge Financial Inc 3.9% 4/5/2032	1,076,000	979,328
Corebridge Financial Inc 4.35% 4/5/2042	245,000	203,955
Corebridge Financial Inc 4.4% 4/5/2052	724,000	581,621
Corebridge Global Funding 4.9% 12/3/2029 (b)	3,000,000	2,978,255
Corebridge Global Funding 5.9% 9/19/2028 (b)	1,659,000	1,705,702
Equitable Holdings Inc 4.35% 4/20/2028	1,304,000	1,277,609
Equitable Holdings Inc 4.572% 2/15/2029 (b)	450,000	438,514
Jackson Financial Inc 3.125% 11/23/2031	273,000	232,704
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,018,364
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,099,226
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	4,189,000	3,978,351
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	3,400,000	2,830,366
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	320,000	282,384
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,340,000	1,330,615
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	380,000	379,300
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	1,961,000	1,952,013
Pine Street Trust II 5.568% 2/15/2049 (b)	1,748,000	1,610,105
		26,602,162
Insurance - 0.5%
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	3,419,000	3,056,273
Liberty Mutual Group Inc 4.569% 2/1/2029 (b)	1,255,000	1,229,151
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,198,091
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	518,415
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	1,782,000	1,150,421
MetLife Inc 5.375% 7/15/2033	3,527,000	3,564,373
Pacific LifeCorp 5.125% 1/30/2043 (b)	1,611,000	1,484,703
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	1,640,000	1,464,259
Unum Group 3.875% 11/5/2025	1,491,000	1,478,721
Unum Group 4% 6/15/2029	1,353,000	1,295,672
Unum Group 5.75% 8/15/2042	2,232,000	2,179,000
		18,619,079
TOTAL FINANCIALS		300,082,679

Health Care - 1.2%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	1,463,000	1,473,644
Amgen Inc 5.25% 3/2/2030	1,336,000	1,348,466
Amgen Inc 5.25% 3/2/2033	1,508,000	1,496,869
Amgen Inc 5.6% 3/2/2043	1,433,000	1,393,056
Amgen Inc 5.65% 3/2/2053	127,000	122,271
Amgen Inc 5.75% 3/2/2063	1,298,000	1,244,857
		7,079,163
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	3,009,000	2,707,824
Centene Corp 2.625% 8/1/2031	1,403,000	1,155,336
Centene Corp 3.375% 2/15/2030	1,564,000	1,393,023
Centene Corp 4.25% 12/15/2027	1,762,000	1,706,856
Centene Corp 4.625% 12/15/2029	2,738,000	2,589,492
Cigna Group/The 3.05% 10/15/2027	982,000	940,085
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,823,326
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,049,784
Cigna Group/The 4.9% 12/15/2048	1,157,000	985,034
CVS Health Corp 3% 8/15/2026	192,000	185,984
CVS Health Corp 3.625% 4/1/2027	551,000	534,616
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,582,350
CVS Health Corp 5% 1/30/2029	1,114,000	1,099,037
CVS Health Corp 5.25% 1/30/2031	457,000	446,325
HCA Inc 3.5% 9/1/2030	1,260,000	1,144,333
HCA Inc 3.625% 3/15/2032	287,000	252,952
HCA Inc 5.625% 9/1/2028	1,311,000	1,328,363
HCA Inc 5.875% 2/1/2029	1,446,000	1,475,846
Humana Inc 3.7% 3/23/2029	827,000	780,617
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,462,334
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	635,496
		26,279,013
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	409,000	414,662
Mylan Inc 4.55% 4/15/2028	1,227,000	1,202,114
Utah Acquisition Sub Inc 3.95% 6/15/2026	472,000	464,502
		2,081,278
TOTAL HEALTH CARE		35,439,454

Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	909,000	911,344
Boeing Co 5.15% 5/1/2030	909,000	896,258
Boeing Co 5.705% 5/1/2040	920,000	875,269
Boeing Co 5.805% 5/1/2050	920,000	855,741
Boeing Co 5.93% 5/1/2060	908,000	840,180
Boeing Co 6.259% 5/1/2027	645,000	660,341
Boeing Co 6.298% 5/1/2029	827,000	857,241
Boeing Co 6.388% 5/1/2031	626,000	654,496
Boeing Co 6.528% 5/1/2034	670,000	701,898
Boeing Co 6.858% 5/1/2054	1,009,000	1,072,413
Boeing Co 7.008% 5/1/2064	952,000	1,010,193
		9,335,374
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	271,284
Carrier Global Corp 6.2% 3/15/2054	163,000	172,326
		443,610
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025	1,977,000	1,961,621
TOTAL INDUSTRIALS		11,740,605

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 6.02% 6/15/2026	342,000	346,902
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	750,333
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	661,302
		1,758,537
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028 (b)	510,000	466,906
Broadcom Inc 2.45% 2/15/2031 (b)	4,340,000	3,742,662
Broadcom Inc 2.6% 2/15/2033 (b)	4,340,000	3,587,429
Broadcom Inc 3.5% 2/15/2041 (b)	3,505,000	2,737,145
Broadcom Inc 3.75% 2/15/2051 (b)	1,645,000	1,224,259
		11,758,401
Software - 0.3%
Oracle Corp 1.65% 3/25/2026	1,992,000	1,920,275
Oracle Corp 2.3% 3/25/2028	3,147,000	2,909,360
Oracle Corp 2.8% 4/1/2027	1,797,000	1,725,443
Oracle Corp 3.6% 4/1/2040	1,797,000	1,404,990
		7,960,068
TOTAL INFORMATION TECHNOLOGY		21,477,006

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.6% 11/15/2028	1,381,000	1,414,629
Celanese US Holdings LLC 6.8% 11/15/2030	1,399,000	1,448,210
Celanese US Holdings LLC 6.95% 11/15/2033	817,000	847,862
		3,710,701
Real Estate - 2.5%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	358,196
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,309,445
Store Capital LLC 4.625% 3/15/2029	550,000	529,795
VICI Properties LP 4.375% 5/15/2025	256,000	255,274
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,011,944
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,595,577
VICI Properties LP 5.125% 5/15/2032	720,000	701,048
VICI Properties LP 5.75% 4/1/2034	374,000	377,393
Vornado Realty LP 2.15% 6/1/2026	578,000	550,392
WP Carey Inc 2.4% 2/1/2031	1,166,000	990,921
WP Carey Inc 3.85% 7/15/2029	391,000	371,669
WP Carey Inc 4% 2/1/2025	1,644,000	1,641,881
		12,693,535
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,258,067
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	361,268
Healthcare Realty Holdings LP 3.5% 8/1/2026	419,000	409,477
Healthpeak OP LLC 3.25% 7/15/2026	176,000	172,031
Healthpeak OP LLC 3.5% 7/15/2029	201,000	188,067
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,945,000	1,626,541
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,027,000	910,814
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,673,162
Omega Healthcare Investors Inc 4.5% 1/15/2025	821,000	820,704
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,903,411
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,931,492
Omega Healthcare Investors Inc 5.25% 1/15/2026	1,744,000	1,746,079
Ventas Realty LP 3% 1/15/2030	2,340,000	2,113,822
Ventas Realty LP 3.5% 2/1/2025	1,976,000	1,972,554
Ventas Realty LP 4% 3/1/2028	688,000	669,478
Ventas Realty LP 4.125% 1/15/2026	478,000	474,174
Ventas Realty LP 4.375% 2/1/2045	234,000	190,876
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,004,060
		24,426,077
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	484,299
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,046,449
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,160,847
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,725,777
COPT Defense Properties LP 2% 1/15/2029	199,000	175,081
COPT Defense Properties LP 2.25% 3/15/2026	510,000	493,550
COPT Defense Properties LP 2.75% 4/15/2031	509,000	434,507
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	1,789,091
		6,825,302
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,341,832
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,792,000	1,617,573
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,465,951
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,453,720
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,135,302
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,814,000
		9,828,378
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	193,268
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	884,109
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	2,973,831
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,340,096
Sun Communities Operating LP 2.3% 11/1/2028	512,000	461,564
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,112,393
		6,965,261
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,469,152
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,486,474
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,425,000	1,409,832
Kite Realty Group Trust 4% 3/15/2025	1,912,000	1,906,483
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	2,909,445
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	473,542
Realty Income Corp 2.2% 6/15/2028	244,000	223,283
Realty Income Corp 2.85% 12/15/2032	301,000	254,255
Realty Income Corp 3.25% 1/15/2031	313,000	282,614
Realty Income Corp 3.4% 1/15/2028	489,000	469,241
Simon Property Group LP 2.45% 9/13/2029	499,000	448,703
		11,333,024
TOTAL REAL ESTATE		72,555,876

Utilities - 1.1%
Electric Utilities - 0.5%
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,781,476
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	950,341
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,043,000	3,960,125
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	242,000	225,200
Duke Energy Corp 2.45% 6/1/2030	854,000	748,544
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	405,000	349,987
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,402,000	1,167,317
Entergy Corp 2.8% 6/15/2030	876,000	780,304
Exelon Corp 2.75% 3/15/2027	449,000	429,937
Exelon Corp 3.35% 3/15/2032	546,000	483,388
Exelon Corp 4.05% 4/15/2030	534,000	508,884
Exelon Corp 4.1% 3/15/2052	404,000	307,091
Exelon Corp 4.7% 4/15/2050	238,000	200,822
Southern Co/The 4.85% 3/15/2035	1,930,000	1,841,277
Southern Co/The 5.7% 3/15/2034	2,053,000	2,095,381
		15,830,074
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	673,000	560,816
AES Corp/The 3.3% 7/15/2025 (b)	2,635,000	2,609,665
AES Corp/The 3.95% 7/15/2030 (b)	2,298,000	2,118,305
		5,288,786
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co 4.05% 4/15/2025	3,813,000	3,806,429
NiSource Inc 2.95% 9/1/2029	2,624,000	2,401,833
NiSource Inc 3.6% 5/1/2030	1,602,000	1,494,325
Puget Energy Inc 4.1% 6/15/2030	1,032,000	972,990
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,713,799
		10,389,376
TOTAL UTILITIES		31,508,236

TOTAL UNITED STATES		613,319,503
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $768,931,457)		724,548,781

U.S. Government Agency - Mortgage Securities - 19.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.6%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (c)(d)	751	762
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (c)(d)	1,864	1,897
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.638%, 6.938% 11/1/2036 (c)(d)	16,353	16,643
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.644%, 7.394% 5/1/2036 (c)(d)	10,517	10,708
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.178% 6/1/2042 (c)(d)	10,867	11,101
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.58% 7/1/2035 (c)(d)	1,103	1,128
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.163% 2/1/2036 (c)(d)	5,817	5,977
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.635% 7/1/2041 (c)(d)	2,532	2,590
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (c)(d)	4,847	4,967
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.639% 7/1/2041 (c)(d)	6,469	6,623
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.195% 12/1/2035 (c)(d)	6,133	6,267
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (c)(d)	4,342	4,456
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 7.285% 9/1/2036 (c)(d)	11,103	11,372
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.953%, 7.703% 7/1/2037 (c)(d)	4,167	4,271
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (c)(d)	15,439	15,631
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (c)(d)	1,323	1,342
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.391% 8/1/2036 (c)(d)	18,603	18,929
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.281%, 7.242% 10/1/2033 (c)(d)	2,013	2,047
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.462%, 6.967% 5/1/2035 (c)(d)	2,252	2,294
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	632,176	546,322
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	101,837	82,598
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,350,119	1,166,762
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,284,008	1,109,629
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	13,566	11,724
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	701,107	607,644
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	98,484	80,004
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,824,620	1,467,316
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,091	12,177
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,336,824	1,155,272
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	99,415	80,696
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	15,709	13,576
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,816	12,804
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	319,845	276,407
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	103,983	84,271
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	172,322	148,919
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	18,369	15,874
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	105,976	85,828
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	378,530	326,176
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	19,015	16,385
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	16,366	14,103
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	19,988	17,224
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	21,133	18,210
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	843,162	622,974
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	16,934	14,592
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	21,066	18,152
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	21,807	18,756
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	322,741	251,118
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	4,822,819	3,803,778
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,079,816	1,631,911
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	67,958	53,153
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	250,000	194,363
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	797,554	708,196
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	41,432	34,832
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,610,220	1,340,938
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	338,673	282,036
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,597,202	1,327,102
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	191,612	151,904
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,035,656	820,063
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,376,768	1,086,723
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,539,035	2,133,451
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,534,134	1,274,700
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	745,002	621,111
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	340,555	282,964
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	598,918	498,759
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	139,614	109,852
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	718,428	558,769
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,742	13,209
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	150,296	127,032
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	801,212	665,720
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	777,588	610,128
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	323,400	255,876
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	568,117	448,076
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	812,878	638,834
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,844,529	2,243,493
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,794	14,072
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	79,578	61,893
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,585,275	1,243,873
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,324	13,593
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,942,970	3,875,372
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	761,896	595,911
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,151	14,363
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,496	14,512
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	50,704	42,698
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,958,726	1,528,941
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,605,980	1,248,576
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	552,885	429,843
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	12,650,239	10,605,729
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	324,968	252,648
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	949,418	738,129
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	396,854	351,895
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,430	15,398
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	36,944	31,104
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	2,000,001	1,554,910
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	2,865,469	2,539,856
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	484,431	406,516
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	508,894	423,817
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	704,648	588,377
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	182,038	144,029
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	155,923	122,977
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	61,050	48,055
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	49,671	39,237
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,696	27,191
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	719,725	559,554
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	98,055	81,752
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	774,676	646,387
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	961,731	801,431
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	508,560	423,512
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	26,851	25,235
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	542,283	466,985
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	509,866	418,969
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	394,329	321,811
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	99,914	87,497
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	410,125	352,774
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,803,584	2,321,292
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,791,165	2,282,225
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	31,421	29,548
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,280,557	2,073,123
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	345,625	301,178
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	221,134	190,211
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	143,223	123,195
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,225,798	2,637,607
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,948,661	1,605,522
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,372,581	1,127,452
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,065,013	875,146
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,334,314	1,096,019
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	715,514	588,401
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	791,713	652,301
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	56,412	51,722
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	168,000	154,032
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	303,929	263,050
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	95,018	82,748
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	90,431	74,422
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	283,693	244,465
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,123,020	933,690
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	577,685	470,906
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	69,574	60,585
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	115,872	99,886
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	53,809	44,469
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,191,789	975,596
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,829,406	3,962,398
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	300,757	245,165
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	21,872	20,259
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	394,494	326,631
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	2,117,089	2,008,356
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	428,907	369,331
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	195,590	168,545
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	21,070	18,448
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	694,603	598,121
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	173,983	142,422
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	43,331	39,389
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	184,299	158,642
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	391,047	367,835
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	69,641	65,507
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,176	7,256
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,294	7,363
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,069	8,038
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,512	53,738
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	69,089	61,240
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	49,458	43,762
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,492	21,898
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,669	13,004
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,541	9,313
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,921	13,315
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,427	12,781
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,101	8,131
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,766	3,319
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	556,083	475,998
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	218,713	206,688
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	651,924	568,834
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	287,365	248,314
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	982,008	839,969
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	11,898	11,355
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,169	16,944
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,508	8,451
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,259	6,397
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,545	7,635
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,345	7,522
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	840,422	733,307
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	812,533	708,973
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	109,089	93,378
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,261,256	1,083,162
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	785,505	675,080
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	166,475	158,750
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	153,246	144,150
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	532,155	500,567
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	76,626	72,173
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,094	24,043
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,326	22,484
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	66,660	59,179
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	36,637	32,515
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,264	23,215
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,215	24,057
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,241	23,265
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,045	9,881
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,252	4,625
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,387	7,456
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,261	6,434
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,324	2,982
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,010,255	864,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,086,102	929,007
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	608,707	521,804
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	341,002	292,851
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	511,919	487,745
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	163,401	145,039
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	418,421	370,682
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	150,270	133,236
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	318,208	281,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,558	32,447
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	22,011	19,460
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,662	27,918
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,472	2,259
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	572,495	493,625
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	862,981	739,237
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	5,612,924	4,792,295
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,761,850	1,504,261
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	190,341	181,352
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	225,577	214,923
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	52,949	50,752
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	67,248	64,431
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	25,529	24,283
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	21,492	20,539
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	33,707	29,899
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	37,587	32,996
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	298,665	260,599
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,823,754	3,326,843
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,468,157	1,253,507
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	84,081	74,543
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	67,622	59,600
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	30,933	27,398
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,755	21,907
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	22,591	19,992
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,843	10,491
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	44,103	38,482
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	4,711	4,122
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	267,111	233,234
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	152,666	131,633
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	4,783	4,520
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	270,353	255,488
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	29,050	25,761
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	16,671	14,536
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	161,593	154,292
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	21,787	19,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	18,821	16,457
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	21,091	18,443
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	951,953	820,509
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	208,547	199,213
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	197,333	174,414
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	95,474	83,246
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	13,105	11,426
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	40,256	35,100
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	473,278	407,041
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	36,267	34,644
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	44,557	42,598
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	235,442	203,079
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	77,980	71,390
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	33,425	30,157
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	106,817	96,206
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	70,012	63,057
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	194,964	175,596
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	64,971	58,516
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,868	14,291
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	522,624	471,358
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	558,320	503,728
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	71,006	63,863
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	541,790	481,703
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	79,608	71,003
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	664,493	599,519
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	69,205	62,416
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	761,455	731,482
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,391	28,624
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	27,535	24,834
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,555,990	2,306,065
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	914,899	836,022
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,010,292	964,526
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	32,556	29,812
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	101,304	91,399
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	45,067	40,590
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	170,379	151,855
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	85,887	76,576
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	80,467	73,745
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	131,455	117,235
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	5,398	5,022
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	207,856	190,412
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	48,187	44,043
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	73,859	67,683
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	4,304	3,932
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	333,900	301,460
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	224,948	202,953
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	397,908	359,249
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	173,134	159,080
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	124,045	113,742
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	6,966	6,419
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	21,090	19,250
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	126,515	114,145
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	48,168	43,458
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	37,442	33,123
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	94,901	85,621
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	60,603	54,677
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	64,097	57,830
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	91,108	82,171
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	1,545,425	1,479,281
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	23,519	21,954
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	93,209	85,436
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	97,597	88,024
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	93,360	84,202
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	55,002	49,607
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,819	2,660
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,879	13,126
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	95,144	89,690
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	231,915	216,355
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,397	2,285
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,324	6,900
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	68,428	64,437
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,469	7,027
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	843,472	786,355
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	523,694	489,704
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	9,315	8,690
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	325,971	300,535
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,143,487	1,057,834
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	2,998	2,796
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	38,748	36,273
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	2,033	1,895
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	963	913
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	2,397	2,256
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	20,578	19,197
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	211,252	197,211
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	12,042	11,357
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	10,796	10,065
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	248,186	231,535
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	14,561	14,059
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	29,930	28,814
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	6,192	5,969
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	22,749	21,429
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	99,142	96,323
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	10,305	10,021
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	68,486	66,531
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	63,168	60,891
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	8,140	8,012
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	213,282	207,108
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	73,086	70,565
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	24,939	24,040
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	20,616	19,873
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,381	22,509
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,278	7,011
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	31,227	30,062
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	16,863	16,176
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	483,706	463,397
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	1,674,456	1,577,990
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	17,089	16,484
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,427	2,344
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	183,473	176,859
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	975	948
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,754	10,336
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	165,755	161,137
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	405	403
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	783,789	769,070
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	136,369	133,950
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	27,348	26,521
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	53,511	51,615
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	24,947	24,063
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	16,422	15,809
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	27,903	26,670
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	478	476
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	325,158	315,773
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	3,396	3,284
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	31,913	30,783
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	33,298	31,869
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	193,535	185,410
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	28,587	27,798
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	162,998	156,154
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,905	6,792
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,149	13,912
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	36,785	36,156
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,766	4,700
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,942	13,539
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,577	5,416
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	22,683	21,865
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	32,626	31,450
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	546,446	520,771
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	2,066,180	1,948,437
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	36,157	35,527
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,514	16,227
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,267	13,038
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,542	7,412
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	73,215	71,749
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	48,456	46,709
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	738,911	707,887
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	770,773	726,850
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	175,068	174,583
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	85,662	83,446
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,413,155	1,379,241
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	736,627	717,567
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	482,934	470,136
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	8,651,889	8,346,246
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	833,120	805,055
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	492,234	479,344
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	14,508	14,520
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	6,709	6,716
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,318	10,320
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	110	110
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	2,294,816	2,273,305
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	261,175	259,461
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	477,565	476,372
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	146,462	144,677
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,594,953	1,590,968
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	791,607	781,961
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.938% 5/1/2034 (c)(d)	6,023	6,052
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 6.572% 9/1/2033 (c)(d)	15,429	15,448
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 7.08% 10/1/2033 (c)(d)	731	737
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 7.315% 7/1/2035 (c)(d)	830	838
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	38,960	40,420
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	37,900	39,318
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,749	3,896
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	14,760	15,224
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	39,281	40,726
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	296,241	302,568
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	22,646	23,345
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	99,608	101,891
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	715,810	729,981
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	274,504	280,368
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	14,341	14,879
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	286,339	296,026
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	54,381	56,445
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,115,158	2,148,440
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,907,771	2,954,433
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	300,001	301,440
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	6,101	6,330
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	115,473	119,778
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	63,373	65,260
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,559,519	6,600,214
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,507	3,640
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	8,051,083	8,101,031
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	197,461	201,925
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,070,055	1,105,887
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	961,168	993,053
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,522	3,643
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	35,991	37,299
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,465	1,532
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	185,619	189,818
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	2,430,025	2,517,470
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	10,087	10,434
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,950	2,018
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,081	4,236
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	30,734	31,851
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	24,061	24,927
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,717	5,922
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	623,215	645,057
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	361	375
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	100	103
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	76	79
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	285	295
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	45	47
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	229	237
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	17	17
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	58	59
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	76	76
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	412	427
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	7	8
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	89	92
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	129	134
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	53	55
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,855	5,031
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	32	33
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	473	475
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	202	209
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	59	61
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	172	178
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	53	55
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	171	177
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	44	44
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	113	117
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	703	728
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	52	52
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	83	83
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	45	47
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	47	47
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	353	362
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2030	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	379	385
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	61	63
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	308	316
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	139	141
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	150	156
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	48	49
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,666	2,793
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	103	105
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	92	96
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	211	216
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	180	186
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	693	714
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	62	65
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,533	1,572
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	271	280
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	1,794	1,831
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	160	163
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	449	452
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	125	129
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	590	614
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	130	134
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	48	50
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	456	475
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	294	307
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	4,333	4,517
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	11	11
Freddie Mac Gold Pool 1.5% 1/1/2036	626,504	541,419
Freddie Mac Gold Pool 1.5% 11/1/2035	5,367,756	4,638,770
Freddie Mac Gold Pool 1.5% 11/1/2035	23,981	20,724
Freddie Mac Gold Pool 1.5% 12/1/2035	1,320,503	1,141,168
Freddie Mac Gold Pool 1.5% 12/1/2040	61,700	50,081
Freddie Mac Gold Pool 1.5% 2/1/2036	18,111	15,651
Freddie Mac Gold Pool 1.5% 2/1/2036	1,670,198	1,443,371
Freddie Mac Gold Pool 1.5% 2/1/2041	104,605	84,766
Freddie Mac Gold Pool 1.5% 3/1/2036	15,438	13,342
Freddie Mac Gold Pool 1.5% 3/1/2041	106,200	85,993
Freddie Mac Gold Pool 1.5% 4/1/2036	19,677	16,956
Freddie Mac Gold Pool 1.5% 4/1/2041	107,060	86,626
Freddie Mac Gold Pool 1.5% 4/1/2051	10,767,816	7,955,851
Freddie Mac Gold Pool 1.5% 5/1/2036	20,357	17,542
Freddie Mac Gold Pool 1.5% 6/1/2036	20,406	17,584
Freddie Mac Gold Pool 1.5% 7/1/2036	18,237	15,715
Freddie Mac Gold Pool 1.5% 8/1/2035	4,568,980	3,954,186
Freddie Mac Gold Pool 1.5% 8/1/2036	16,870	14,537
Freddie Mac Gold Pool 2% 1/1/2051	72,115	56,089
Freddie Mac Gold Pool 2% 1/1/2051	1,424,080	1,117,393
Freddie Mac Gold Pool 2% 10/1/2041	19,092	15,899
Freddie Mac Gold Pool 2% 10/1/2051	1,373,435	1,080,230
Freddie Mac Gold Pool 2% 11/1/2041	612,316	508,768
Freddie Mac Gold Pool 2% 11/1/2051	796,803	625,205
Freddie Mac Gold Pool 2% 11/1/2051	2,682,576	2,109,891
Freddie Mac Gold Pool 2% 12/1/2051	1,080,745	852,389
Freddie Mac Gold Pool 2% 12/1/2051	54,848	42,899
Freddie Mac Gold Pool 2% 2/1/2041	250,922	210,248
Freddie Mac Gold Pool 2% 2/1/2052	2,772,387	2,173,599
Freddie Mac Gold Pool 2% 2/1/2052	1,257,422	987,805
Freddie Mac Gold Pool 2% 2/1/2052	576,408	448,491
Freddie Mac Gold Pool 2% 3/1/2041	118,486	99,792
Freddie Mac Gold Pool 2% 3/1/2051	442,794	346,881
Freddie Mac Gold Pool 2% 3/1/2052	256,743	199,766
Freddie Mac Gold Pool 2% 4/1/2041	17,707	14,818
Freddie Mac Gold Pool 2% 5/1/2051	964,293	763,857
Freddie Mac Gold Pool 2% 5/1/2051	110,231	87,077
Freddie Mac Gold Pool 2% 5/1/2051	83,601	65,518
Freddie Mac Gold Pool 2% 5/1/2051	198,373	155,466
Freddie Mac Gold Pool 2% 6/1/2035	6,767,903	6,024,434
Freddie Mac Gold Pool 2% 6/1/2036	2,636,471	2,337,785
Freddie Mac Gold Pool 2% 6/1/2050	472,376	373,746
Freddie Mac Gold Pool 2% 7/1/2041	18,306	15,279
Freddie Mac Gold Pool 2% 7/1/2041	1,768,036	1,485,063
Freddie Mac Gold Pool 2% 7/1/2051	61,863	48,869
Freddie Mac Gold Pool 2.5% 1/1/2042	214,313	184,009
Freddie Mac Gold Pool 2.5% 1/1/2052	1,194,824	981,441
Freddie Mac Gold Pool 2.5% 10/1/2041	105,859	91,056
Freddie Mac Gold Pool 2.5% 11/1/2032	11,264	10,606
Freddie Mac Gold Pool 2.5% 11/1/2049	13,419	11,026
Freddie Mac Gold Pool 2.5% 11/1/2050	2,450,509	2,026,658
Freddie Mac Gold Pool 2.5% 11/1/2051	162,117	132,556
Freddie Mac Gold Pool 2.5% 12/1/2051	349,125	284,920
Freddie Mac Gold Pool 2.5% 12/1/2051	1,007,977	827,963
Freddie Mac Gold Pool 2.5% 12/1/2051	1,354,697	1,114,032
Freddie Mac Gold Pool 2.5% 2/1/2035	134,533	123,348
Freddie Mac Gold Pool 2.5% 2/1/2051	562,401	465,829
Freddie Mac Gold Pool 2.5% 2/1/2051	3,706,608	3,045,804
Freddie Mac Gold Pool 2.5% 3/1/2033	74,666	70,214
Freddie Mac Gold Pool 2.5% 3/1/2037	978,958	889,302
Freddie Mac Gold Pool 2.5% 3/1/2051	3,587,396	2,947,846
Freddie Mac Gold Pool 2.5% 4/1/2033	32,436	30,450
Freddie Mac Gold Pool 2.5% 4/1/2047	1,279,966	1,053,377
Freddie Mac Gold Pool 2.5% 4/1/2052	310,680	256,555
Freddie Mac Gold Pool 2.5% 5/1/2033	8,542	8,018
Freddie Mac Gold Pool 2.5% 5/1/2051	540,146	446,551
Freddie Mac Gold Pool 2.5% 6/1/2040	58,526	51,020
Freddie Mac Gold Pool 2.5% 7/1/2036	885,064	810,369
Freddie Mac Gold Pool 2.5% 8/1/2032	7,912	7,462
Freddie Mac Gold Pool 2.5% 8/1/2050	2,308,528	1,902,741
Freddie Mac Gold Pool 2.5% 8/1/2050	575,607	476,587
Freddie Mac Gold Pool 3% 1/1/2033	30,301	28,830
Freddie Mac Gold Pool 3% 1/1/2033	41,790	39,832
Freddie Mac Gold Pool 3% 1/1/2034	48,742	46,090
Freddie Mac Gold Pool 3% 1/1/2043	60,430	53,648
Freddie Mac Gold Pool 3% 1/1/2052	771,421	658,636
Freddie Mac Gold Pool 3% 11/1/2042	74,126	66,715
Freddie Mac Gold Pool 3% 11/1/2042	19,101	17,001
Freddie Mac Gold Pool 3% 11/1/2042	4,262	3,800
Freddie Mac Gold Pool 3% 11/1/2050	72,632	62,172
Freddie Mac Gold Pool 3% 11/1/2051	738,045	630,832
Freddie Mac Gold Pool 3% 12/1/2032	62,987	60,167
Freddie Mac Gold Pool 3% 12/1/2044	14,005	12,210
Freddie Mac Gold Pool 3% 12/1/2046	1,235,784	1,072,799
Freddie Mac Gold Pool 3% 12/1/2050	604,056	517,062
Freddie Mac Gold Pool 3% 2/1/2033	26,002	24,773
Freddie Mac Gold Pool 3% 2/1/2043	39,365	35,099
Freddie Mac Gold Pool 3% 2/1/2043	172,871	154,320
Freddie Mac Gold Pool 3% 2/1/2043	17,195	15,282
Freddie Mac Gold Pool 3% 2/1/2043	28,801	25,578
Freddie Mac Gold Pool 3% 2/1/2043	8,972	7,942
Freddie Mac Gold Pool 3% 3/1/2033	51,069	48,719
Freddie Mac Gold Pool 3% 3/1/2033	51,074	48,659
Freddie Mac Gold Pool 3% 3/1/2052	387,472	330,338
Freddie Mac Gold Pool 3% 3/1/2052	1,391,849	1,191,836
Freddie Mac Gold Pool 3% 4/1/2033	24,030	22,914
Freddie Mac Gold Pool 3% 4/1/2034	126,146	119,203
Freddie Mac Gold Pool 3% 4/1/2046	17,428	15,195
Freddie Mac Gold Pool 3% 4/1/2046	21,189	18,474
Freddie Mac Gold Pool 3% 4/1/2050	299,418	258,168
Freddie Mac Gold Pool 3% 5/1/2045	13,762	12,024
Freddie Mac Gold Pool 3% 5/1/2045	8,396	7,373
Freddie Mac Gold Pool 3% 5/1/2045	14,551	12,778
Freddie Mac Gold Pool 3% 5/1/2046	52,414	45,698
Freddie Mac Gold Pool 3% 5/1/2046	328,804	286,672
Freddie Mac Gold Pool 3% 5/1/2051	648,097	554,760
Freddie Mac Gold Pool 3% 5/1/2052	3,656,031	3,114,651
Freddie Mac Gold Pool 3% 6/1/2031	5,199	4,994
Freddie Mac Gold Pool 3% 6/1/2031	23,832	22,931
Freddie Mac Gold Pool 3% 6/1/2031	8,385	8,068
Freddie Mac Gold Pool 3% 6/1/2045	15,708	13,793
Freddie Mac Gold Pool 3% 6/1/2045	37,795	33,261
Freddie Mac Gold Pool 3% 6/1/2045	5,708	5,023
Freddie Mac Gold Pool 3% 6/1/2046	325,038	283,388
Freddie Mac Gold Pool 3% 6/1/2050	1,053,740	910,546
Freddie Mac Gold Pool 3% 6/1/2052	1,277,260	1,088,924
Freddie Mac Gold Pool 3% 7/1/2032	9,734	9,322
Freddie Mac Gold Pool 3% 7/1/2045	27,793	24,336
Freddie Mac Gold Pool 3% 7/1/2045	9,272	8,165
Freddie Mac Gold Pool 3% 7/1/2045	7,443	6,517
Freddie Mac Gold Pool 3% 8/1/2032	11,251	10,780
Freddie Mac Gold Pool 3% 8/1/2032	7,666	7,338
Freddie Mac Gold Pool 3% 8/1/2042	4,564	4,046
Freddie Mac Gold Pool 3% 8/1/2042	5,963	5,305
Freddie Mac Gold Pool 3% 8/1/2045	8,711	7,627
Freddie Mac Gold Pool 3% 8/1/2045	15,568	13,671
Freddie Mac Gold Pool 3% 8/1/2045	6,775	5,963
Freddie Mac Gold Pool 3% 8/1/2045	16,137	14,170
Freddie Mac Gold Pool 3% 8/1/2045	18,583	16,318
Freddie Mac Gold Pool 3% 9/1/2051	639,539	547,035
Freddie Mac Gold Pool 3.5% 1/1/2043	7,088	6,456
Freddie Mac Gold Pool 3.5% 1/1/2046	19,254	17,394
Freddie Mac Gold Pool 3.5% 1/1/2046	4,758	4,303
Freddie Mac Gold Pool 3.5% 10/1/2040	11,037	10,051
Freddie Mac Gold Pool 3.5% 10/1/2042	68,414	62,688
Freddie Mac Gold Pool 3.5% 10/1/2049	1,073,956	965,588
Freddie Mac Gold Pool 3.5% 10/1/2049	219,669	196,268
Freddie Mac Gold Pool 3.5% 11/1/2033	12,744	12,210
Freddie Mac Gold Pool 3.5% 11/1/2033	963,882	922,327
Freddie Mac Gold Pool 3.5% 11/1/2040	23,155	21,063
Freddie Mac Gold Pool 3.5% 11/1/2042	96,691	88,386
Freddie Mac Gold Pool 3.5% 11/1/2045	5,104	4,616
Freddie Mac Gold Pool 3.5% 12/1/2033	106,036	100,472
Freddie Mac Gold Pool 3.5% 12/1/2040	22,805	20,745
Freddie Mac Gold Pool 3.5% 2/1/2034	2,833,341	2,702,290
Freddie Mac Gold Pool 3.5% 2/1/2034	142,864	136,323
Freddie Mac Gold Pool 3.5% 2/1/2043	23,911	22,099
Freddie Mac Gold Pool 3.5% 2/1/2043	59,579	54,696
Freddie Mac Gold Pool 3.5% 2/1/2043	547,830	501,826
Freddie Mac Gold Pool 3.5% 2/1/2045	3,312	2,998
Freddie Mac Gold Pool 3.5% 2/1/2052	150,080	133,810
Freddie Mac Gold Pool 3.5% 2/1/2052	94,499	84,225
Freddie Mac Gold Pool 3.5% 3/1/2032	278,070	267,218
Freddie Mac Gold Pool 3.5% 3/1/2045	35,156	31,816
Freddie Mac Gold Pool 3.5% 3/1/2045	6,175	5,588
Freddie Mac Gold Pool 3.5% 3/1/2045	9,322	8,436
Freddie Mac Gold Pool 3.5% 3/1/2052	194,251	173,057
Freddie Mac Gold Pool 3.5% 4/1/2033	2,383,772	2,291,431
Freddie Mac Gold Pool 3.5% 4/1/2040	27,421	24,988
Freddie Mac Gold Pool 3.5% 4/1/2042	25,644	23,578
Freddie Mac Gold Pool 3.5% 4/1/2043	96,870	88,645
Freddie Mac Gold Pool 3.5% 4/1/2043	47,547	43,558
Freddie Mac Gold Pool 3.5% 4/1/2043	447,413	409,403
Freddie Mac Gold Pool 3.5% 4/1/2046	149,411	134,982
Freddie Mac Gold Pool 3.5% 4/1/2046	272,814	246,639
Freddie Mac Gold Pool 3.5% 4/1/2052	6,935,693	6,139,941
Freddie Mac Gold Pool 3.5% 5/1/2034	126,075	119,222
Freddie Mac Gold Pool 3.5% 5/1/2040	56,883	51,834
Freddie Mac Gold Pool 3.5% 5/1/2045	369,256	334,175
Freddie Mac Gold Pool 3.5% 5/1/2045	3,735	3,377
Freddie Mac Gold Pool 3.5% 5/1/2045	3,291	2,977
Freddie Mac Gold Pool 3.5% 5/1/2046	245,045	221,841
Freddie Mac Gold Pool 3.5% 6/1/2032	1,317,478	1,264,463
Freddie Mac Gold Pool 3.5% 6/1/2040	49,220	44,821
Freddie Mac Gold Pool 3.5% 6/1/2045	447,815	404,991
Freddie Mac Gold Pool 3.5% 6/1/2045	70,127	63,464
Freddie Mac Gold Pool 3.5% 6/1/2045	7,041	6,374
Freddie Mac Gold Pool 3.5% 6/1/2045	7,165	6,479
Freddie Mac Gold Pool 3.5% 6/1/2048	9,225	8,279
Freddie Mac Gold Pool 3.5% 7/1/2040	7,060	6,429
Freddie Mac Gold Pool 3.5% 7/1/2042	34,315	31,535
Freddie Mac Gold Pool 3.5% 7/1/2042	240,244	220,031
Freddie Mac Gold Pool 3.5% 7/1/2042	109,542	100,432
Freddie Mac Gold Pool 3.5% 7/1/2046	7,142	6,457
Freddie Mac Gold Pool 3.5% 8/1/2034	207,527	196,053
Freddie Mac Gold Pool 3.5% 8/1/2040	32,114	29,244
Freddie Mac Gold Pool 3.5% 8/1/2042	10,300	9,439
Freddie Mac Gold Pool 3.5% 9/1/2040	24,273	22,103
Freddie Mac Gold Pool 3.5% 9/1/2042	3,551	3,249
Freddie Mac Gold Pool 3.5% 9/1/2042	790,302	723,579
Freddie Mac Gold Pool 3.5% 9/1/2042	312,925	286,341
Freddie Mac Gold Pool 3.5% 9/1/2046	102,552	92,745
Freddie Mac Gold Pool 3.5% 9/1/2051	1,940,503	1,725,291
Freddie Mac Gold Pool 4% 1/1/2041	279,715	264,860
Freddie Mac Gold Pool 4% 1/1/2043	4,018	3,774
Freddie Mac Gold Pool 4% 1/1/2044	9,929	9,301
Freddie Mac Gold Pool 4% 10/1/2042	3,148	2,999
Freddie Mac Gold Pool 4% 10/1/2042	2,114	1,986
Freddie Mac Gold Pool 4% 10/1/2042	5,157	4,859
Freddie Mac Gold Pool 4% 10/1/2043	28,017	26,298
Freddie Mac Gold Pool 4% 10/1/2043	10,504	9,840
Freddie Mac Gold Pool 4% 10/1/2044	31,117	29,105
Freddie Mac Gold Pool 4% 10/1/2047	23,242	21,639
Freddie Mac Gold Pool 4% 10/1/2047	4,066	3,785
Freddie Mac Gold Pool 4% 10/1/2052	1,199,973	1,110,465
Freddie Mac Gold Pool 4% 11/1/2042	13,754	12,951
Freddie Mac Gold Pool 4% 11/1/2042	22,081	20,805
Freddie Mac Gold Pool 4% 11/1/2042	18,865	17,743
Freddie Mac Gold Pool 4% 11/1/2042	6,811	6,401
Freddie Mac Gold Pool 4% 11/1/2042	746	716
Freddie Mac Gold Pool 4% 11/1/2042	731,281	690,738
Freddie Mac Gold Pool 4% 11/1/2043	122,889	115,631
Freddie Mac Gold Pool 4% 11/1/2045	23,023	21,450
Freddie Mac Gold Pool 4% 12/1/2042	6,824	6,468
Freddie Mac Gold Pool 4% 12/1/2042	11,505	10,821
Freddie Mac Gold Pool 4% 2/1/2043	20,559	19,328
Freddie Mac Gold Pool 4% 2/1/2043	13,112	12,321
Freddie Mac Gold Pool 4% 2/1/2043	13,516	12,698
Freddie Mac Gold Pool 4% 2/1/2043	5,795	5,439
Freddie Mac Gold Pool 4% 2/1/2044	6,426	6,015
Freddie Mac Gold Pool 4% 2/1/2044	10,602	9,951
Freddie Mac Gold Pool 4% 2/1/2045	188,206	176,490
Freddie Mac Gold Pool 4% 2/1/2046	87,196	81,155
Freddie Mac Gold Pool 4% 2/1/2046	9,035	8,409
Freddie Mac Gold Pool 4% 2/1/2048	12,861	11,962
Freddie Mac Gold Pool 4% 3/1/2043	9,456	8,922
Freddie Mac Gold Pool 4% 3/1/2044	14,249	13,352
Freddie Mac Gold Pool 4% 4/1/2042	551,158	519,529
Freddie Mac Gold Pool 4% 4/1/2042	318,095	300,142
Freddie Mac Gold Pool 4% 4/1/2043	4,197	3,997
Freddie Mac Gold Pool 4% 4/1/2043	9,433	8,882
Freddie Mac Gold Pool 4% 4/1/2046	62,211	57,940
Freddie Mac Gold Pool 4% 4/1/2046	15,539	14,472
Freddie Mac Gold Pool 4% 5/1/2037	790,070	751,374
Freddie Mac Gold Pool 4% 5/1/2043	12,504	11,746
Freddie Mac Gold Pool 4% 5/1/2043	3,797	3,562
Freddie Mac Gold Pool 4% 5/1/2048	295,323	274,400
Freddie Mac Gold Pool 4% 5/1/2048	436,093	404,518
Freddie Mac Gold Pool 4% 6/1/2043	7,324	6,873
Freddie Mac Gold Pool 4% 6/1/2043	12,658	11,943
Freddie Mac Gold Pool 4% 6/1/2044	10,428	9,757
Freddie Mac Gold Pool 4% 6/1/2045	10,980	10,250
Freddie Mac Gold Pool 4% 6/1/2047	213,203	198,898
Freddie Mac Gold Pool 4% 6/1/2048	793,627	739,383
Freddie Mac Gold Pool 4% 7/1/2043	12,068	11,356
Freddie Mac Gold Pool 4% 7/1/2043	4,608	4,321
Freddie Mac Gold Pool 4% 7/1/2043	24,166	22,689
Freddie Mac Gold Pool 4% 7/1/2043	22,002	20,708
Freddie Mac Gold Pool 4% 7/1/2043	11,209	10,525
Freddie Mac Gold Pool 4% 7/1/2043	5,966	5,594
Freddie Mac Gold Pool 4% 7/1/2043	6,877	6,450
Freddie Mac Gold Pool 4% 7/1/2048	116,684	108,928
Freddie Mac Gold Pool 4% 8/1/2043	13,316	12,497
Freddie Mac Gold Pool 4% 8/1/2043	9,076	8,570
Freddie Mac Gold Pool 4% 8/1/2043	13,120	12,366
Freddie Mac Gold Pool 4% 8/1/2044	2,879	2,711
Freddie Mac Gold Pool 4% 8/1/2044	11,767	11,023
Freddie Mac Gold Pool 4% 9/1/2041	22,578	21,336
Freddie Mac Gold Pool 4% 9/1/2042	14,179	13,437
Freddie Mac Gold Pool 4% 9/1/2043	15,961	14,976
Freddie Mac Gold Pool 4% 9/1/2043	22,032	20,705
Freddie Mac Gold Pool 4% 9/1/2043	21,246	19,953
Freddie Mac Gold Pool 4% 9/1/2043	11,016	10,354
Freddie Mac Gold Pool 4% 9/1/2043	13,465	12,625
Freddie Mac Gold Pool 4% 9/1/2043	16,055	15,098
Freddie Mac Gold Pool 4% 9/1/2043	2,224	2,097
Freddie Mac Gold Pool 4% 9/1/2043	5,013	4,697
Freddie Mac Gold Pool 4% 9/1/2044	18,305	17,165
Freddie Mac Gold Pool 4% 9/1/2044	17,082	15,979
Freddie Mac Gold Pool 4% 9/1/2047	10,714	9,975
Freddie Mac Gold Pool 4.5% 1/1/2041	8,670	8,458
Freddie Mac Gold Pool 4.5% 1/1/2042	348,034	338,599
Freddie Mac Gold Pool 4.5% 1/1/2047	10,961	10,529
Freddie Mac Gold Pool 4.5% 10/1/2041	96,485	93,747
Freddie Mac Gold Pool 4.5% 10/1/2041	4,729	4,612
Freddie Mac Gold Pool 4.5% 10/1/2048	30,822	29,423
Freddie Mac Gold Pool 4.5% 10/1/2048	651,841	625,309
Freddie Mac Gold Pool 4.5% 12/1/2040	25,802	25,125
Freddie Mac Gold Pool 4.5% 12/1/2045	26,656	25,992
Freddie Mac Gold Pool 4.5% 12/1/2046	11,146	10,706
Freddie Mac Gold Pool 4.5% 12/1/2047	179,859	172,201
Freddie Mac Gold Pool 4.5% 2/1/2041	15,818	15,391
Freddie Mac Gold Pool 4.5% 2/1/2041	6,702	6,513
Freddie Mac Gold Pool 4.5% 2/1/2041	11,649	11,343
Freddie Mac Gold Pool 4.5% 2/1/2041	9,843	9,592
Freddie Mac Gold Pool 4.5% 2/1/2041	15,933	15,495
Freddie Mac Gold Pool 4.5% 2/1/2041	11,791	11,453
Freddie Mac Gold Pool 4.5% 2/1/2044	59,493	57,462
Freddie Mac Gold Pool 4.5% 2/1/2047	41,334	39,677
Freddie Mac Gold Pool 4.5% 3/1/2041	65,950	64,170
Freddie Mac Gold Pool 4.5% 3/1/2041	10,907	10,608
Freddie Mac Gold Pool 4.5% 3/1/2041	15,190	14,780
Freddie Mac Gold Pool 4.5% 3/1/2044	44,368	42,853
Freddie Mac Gold Pool 4.5% 3/1/2044	52,866	51,061
Freddie Mac Gold Pool 4.5% 3/1/2044	60,895	58,816
Freddie Mac Gold Pool 4.5% 3/1/2044	21,521	20,786
Freddie Mac Gold Pool 4.5% 4/1/2041	108,152	105,195
Freddie Mac Gold Pool 4.5% 4/1/2041	16,034	15,571
Freddie Mac Gold Pool 4.5% 4/1/2041	15,791	15,352
Freddie Mac Gold Pool 4.5% 4/1/2048	32,823	31,425
Freddie Mac Gold Pool 4.5% 4/1/2048	32,136	30,758
Freddie Mac Gold Pool 4.5% 4/1/2048	100,442	96,134
Freddie Mac Gold Pool 4.5% 5/1/2039	52,280	51,018
Freddie Mac Gold Pool 4.5% 5/1/2041	16,738	16,256
Freddie Mac Gold Pool 4.5% 5/1/2041	17,096	16,616
Freddie Mac Gold Pool 4.5% 5/1/2041	2,034	1,977
Freddie Mac Gold Pool 4.5% 5/1/2047	104,154	99,914
Freddie Mac Gold Pool 4.5% 5/1/2047	33,671	32,322
Freddie Mac Gold Pool 4.5% 5/1/2047	77,660	74,548
Freddie Mac Gold Pool 4.5% 5/1/2048	65,633	62,818
Freddie Mac Gold Pool 4.5% 6/1/2041	18,076	17,611
Freddie Mac Gold Pool 4.5% 6/1/2041	11,334	11,046
Freddie Mac Gold Pool 4.5% 6/1/2041	13,191	12,812
Freddie Mac Gold Pool 4.5% 6/1/2041	5,553	5,421
Freddie Mac Gold Pool 4.5% 6/1/2047	49,367	47,435
Freddie Mac Gold Pool 4.5% 6/1/2047	148,995	142,930
Freddie Mac Gold Pool 4.5% 7/1/2025	1,246	1,244
Freddie Mac Gold Pool 4.5% 7/1/2047	62,542	59,996
Freddie Mac Gold Pool 4.5% 7/1/2047	37,041	35,580
Freddie Mac Gold Pool 4.5% 7/1/2047	83,781	80,502
Freddie Mac Gold Pool 4.5% 8/1/2040	2,737	2,667
Freddie Mac Gold Pool 4.5% 8/1/2041	2,408	2,344
Freddie Mac Gold Pool 4.5% 8/1/2041	33,543	32,621
Freddie Mac Gold Pool 4.5% 9/1/2041	253,206	246,236
Freddie Mac Gold Pool 4.5% 9/1/2041	45,737	44,493
Freddie Mac Gold Pool 5% 1/1/2040	37,557	37,554
Freddie Mac Gold Pool 5% 10/1/2052	84,237	82,058
Freddie Mac Gold Pool 5% 11/1/2052	842,941	822,711
Freddie Mac Gold Pool 5% 12/1/2052	2,008,944	1,956,965
Freddie Mac Gold Pool 5% 4/1/2040	60,313	60,240
Freddie Mac Gold Pool 5% 5/1/2040	5,782	5,782
Freddie Mac Gold Pool 5% 5/1/2052	401,428	391,167
Freddie Mac Gold Pool 5% 6/1/2040	20,703	20,679
Freddie Mac Gold Pool 5% 6/1/2041	106,457	106,300
Freddie Mac Gold Pool 5% 6/1/2052	511,568	498,491
Freddie Mac Gold Pool 5% 7/1/2040	6,887	6,889
Freddie Mac Gold Pool 5% 8/1/2040	31,889	31,895
Freddie Mac Gold Pool 5.5% 3/1/2053	2,662,124	2,663,790
Freddie Mac Gold Pool 5.5% 9/1/2052	1,334,839	1,328,584
Freddie Mac Gold Pool 6% 4/1/2032	34,071	35,018
Freddie Mac Gold Pool 6% 4/1/2054	1,079,076	1,099,427
Freddie Mac Gold Pool 6% 5/1/2033	11,930	12,232
Freddie Mac Gold Pool 6% 7/1/2037	1,852	1,925
Freddie Mac Gold Pool 6% 7/1/2054	11,000,004	11,052,779
Freddie Mac Gold Pool 6% 8/1/2037	18,655	19,361
Freddie Mac Gold Pool 6% 9/1/2054	195,154	198,286
Freddie Mac Gold Pool 6% 9/1/2054	441,488	451,470
Freddie Mac Gold Pool 6.5% 1/1/2053	815,492	836,046
Freddie Mac Gold Pool 6.5% 1/1/2054	1,380,037	1,428,835
Freddie Mac Gold Pool 6.5% 10/1/2053	1,513,367	1,556,830
Freddie Mac Gold Pool 6.5% 6/1/2054	1,330,753	1,387,374
Freddie Mac Gold Pool 6.5% 9/1/2053	131,135	135,485
Freddie Mac Gold Pool 6.5% 9/1/2053	136,992	142,007
Freddie Mac Gold Pool 6.5% 9/1/2054	1,540,966	1,607,133
Freddie Mac Gold Pool 7.5% 1/1/2027	85	87
Freddie Mac Gold Pool 7.5% 10/1/2027	16	17
Freddie Mac Gold Pool 7.5% 11/1/2029	752	784
Freddie Mac Gold Pool 7.5% 11/1/2031	50	53
Freddie Mac Gold Pool 7.5% 2/1/2028	41	42
Freddie Mac Gold Pool 7.5% 8/1/2026	12	12
Freddie Mac Gold Pool 7.5% 9/1/2031	1,360	1,433
Freddie Mac Gold Pool 8% 4/1/2027	56	57
Freddie Mac Gold Pool 8% 5/1/2027	29	29
Freddie Mac Gold Pool 8.5% 1/1/2028	85	87
Freddie Mac Gold Pool 8.5% 5/1/2027	25	25
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.382% 3/1/2036 (c)(d)	9,477	9,559
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.255% 4/1/2041 (c)(d)	1,595	1,627
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (c)(d)	6,829	6,980
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.156% 5/1/2041 (c)(d)	12,934	13,229
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.485% 5/1/2041 (c)(d)	8,847	9,043
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.628% 6/1/2041 (c)(d)	12,411	12,679
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (c)(d)	3,534	3,610
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (c)(d)	137	138
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.785% 11/1/2035 (c)(d)	683	697
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (c)(d)	1,043	1,057
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,132,497	1,128,252
Freddie Mac Non Gold Pool 5.5% 6/1/2053	576,931	574,228
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,687,344	4,665,378
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,351,950	1,346,882
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 7.071% 4/1/2035 (c)(d)	9,551	9,628
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.96%, 8.46% 10/1/2035 (c)(d)	437	449
Freddie Mac Non Gold Pool 6% 6/1/2053	601,268	610,917
Freddie Mac Non Gold Pool 6% 6/1/2053	509,693	517,713
Freddie Mac Non Gold Pool 6% 6/1/2053	562,144	570,111
Ginnie Mae I Pool 2.5% 12/20/2051	711,411	587,539
Ginnie Mae I Pool 2.5% 8/20/2051	599,471	495,091
Ginnie Mae I Pool 2.5% 9/20/2051	527,508	435,658
Ginnie Mae I Pool 3% 1/15/2045	5,674	4,979
Ginnie Mae I Pool 3% 1/15/2045	5,626	4,934
Ginnie Mae I Pool 3% 1/15/2045	1,527	1,339
Ginnie Mae I Pool 3% 12/20/2042	643,431	574,969
Ginnie Mae I Pool 3% 2/15/2045	5,381	4,720
Ginnie Mae I Pool 3% 2/15/2045	2,422	2,125
Ginnie Mae I Pool 3% 2/15/2045	4,761	4,176
Ginnie Mae I Pool 3% 3/15/2045	2,505	2,197
Ginnie Mae I Pool 3% 3/15/2045	1,951	1,711
Ginnie Mae I Pool 3% 3/15/2045	2,978	2,612
Ginnie Mae I Pool 3% 3/15/2045	2,173	1,906
Ginnie Mae I Pool 3% 3/15/2045	10,451	9,166
Ginnie Mae I Pool 3% 3/15/2045	6,543	5,739
Ginnie Mae I Pool 3% 3/15/2045	1,472	1,291
Ginnie Mae I Pool 3% 3/15/2045	6,207	5,444
Ginnie Mae I Pool 3% 3/15/2045	5,033	4,415
Ginnie Mae I Pool 3% 3/15/2045	4,667	4,093
Ginnie Mae I Pool 3% 3/20/2043	431,194	385,366
Ginnie Mae I Pool 3% 3/20/2043	182,372	163,114
Ginnie Mae I Pool 3% 6/15/2045	1,646	1,444
Ginnie Mae I Pool 3% 6/15/2045	3,469	3,042
Ginnie Mae I Pool 3% 6/15/2045	2,578	2,262
Ginnie Mae I Pool 3% 7/15/2045	3,986	3,496
Ginnie Mae I Pool 3% 7/15/2045	4,131	3,624
Ginnie Mae I Pool 3% 7/15/2045	5,451	4,781
Ginnie Mae I Pool 3% 7/15/2045	1,530	1,342
Ginnie Mae I Pool 3% 7/15/2045	7,356	6,452
Ginnie Mae I Pool 3% 7/15/2045	6,473	5,677
Ginnie Mae I Pool 3% 7/15/2045	5,651	4,956
Ginnie Mae I Pool 3% 7/15/2045	5,365	4,705
Ginnie Mae I Pool 3% 7/15/2045	3,767	3,304
Ginnie Mae I Pool 3.5% 1/15/2041	36,195	33,329
Ginnie Mae I Pool 3.5% 1/20/2050	53,781	48,133
Ginnie Mae I Pool 3.5% 1/20/2050	190,133	169,510
Ginnie Mae I Pool 3.5% 1/20/2050	97,032	87,114
Ginnie Mae I Pool 3.5% 1/20/2050	94,727	84,778
Ginnie Mae I Pool 3.5% 10/20/2054	2,842,002	2,537,963
Ginnie Mae I Pool 3.5% 11/15/2042	110,695	101,074
Ginnie Mae I Pool 3.5% 12/20/2049	11,018	9,823
Ginnie Mae I Pool 3.5% 12/20/2049	2,548	2,272
Ginnie Mae I Pool 3.5% 12/20/2049	8,534	7,662
Ginnie Mae I Pool 3.5% 12/20/2049	24,209	21,667
Ginnie Mae I Pool 3.5% 2/15/2041	52,753	48,343
Ginnie Mae I Pool 3.5% 2/15/2042	48,653	44,473
Ginnie Mae I Pool 3.5% 3/15/2043	51,920	47,175
Ginnie Mae I Pool 3.5% 5/15/2042	87,385	80,011
Ginnie Mae I Pool 3.5% 5/15/2042	125,179	114,715
Ginnie Mae I Pool 3.5% 5/15/2042	36,726	33,516
Ginnie Mae I Pool 3.5% 7/15/2043	76,390	69,341
Ginnie Mae I Pool 3.5% 8/15/2042	60,807	55,598
Ginnie Mae I Pool 4% 1/15/2042	2,941	2,785
Ginnie Mae I Pool 4% 1/15/2043	11,931	11,265
Ginnie Mae I Pool 4% 10/15/2040	12,668	12,025
Ginnie Mae I Pool 4% 10/15/2041	4,729	4,473
Ginnie Mae I Pool 4% 10/15/2041	106,806	101,033
Ginnie Mae I Pool 4% 10/15/2041	99,952	94,675
Ginnie Mae I Pool 4% 10/15/2041	53,837	51,021
Ginnie Mae I Pool 4% 10/15/2041	23,984	22,762
Ginnie Mae I Pool 4% 10/15/2041	16,984	16,079
Ginnie Mae I Pool 4% 10/15/2041	12,597	11,932
Ginnie Mae I Pool 4% 10/15/2041	9,551	9,060
Ginnie Mae I Pool 4% 10/15/2041	6,508	6,160
Ginnie Mae I Pool 4% 10/15/2041	12,677	12,014
Ginnie Mae I Pool 4% 10/15/2041	1,190	1,129
Ginnie Mae I Pool 4% 10/15/2041	82,687	78,205
Ginnie Mae I Pool 4% 10/15/2041	4,299	4,063
Ginnie Mae I Pool 4% 10/20/2052	3,391,578	3,128,793
Ginnie Mae I Pool 4% 11/15/2040	6,060	5,744
Ginnie Mae I Pool 4% 11/15/2040	29,805	28,213
Ginnie Mae I Pool 4% 11/15/2040	2,946	2,789
Ginnie Mae I Pool 4% 11/15/2041	33,450	31,678
Ginnie Mae I Pool 4% 11/15/2042	2,501	2,363
Ginnie Mae I Pool 4% 12/15/2041	18,809	17,810
Ginnie Mae I Pool 4% 12/15/2041	48,053	45,477
Ginnie Mae I Pool 4% 12/15/2041	26,550	25,123
Ginnie Mae I Pool 4% 12/15/2041	10,312	9,753
Ginnie Mae I Pool 4% 12/15/2041	6,063	5,756
Ginnie Mae I Pool 4% 12/15/2041	1,140	1,079
Ginnie Mae I Pool 4% 12/15/2042	2,681	2,536
Ginnie Mae I Pool 4% 2/15/2041	5,687	5,395
Ginnie Mae I Pool 4% 2/15/2042	3,777	3,574
Ginnie Mae I Pool 4% 3/15/2040	39,963	38,035
Ginnie Mae I Pool 4% 3/15/2041	3,594	3,409
Ginnie Mae I Pool 4% 3/15/2042	5,348	5,052
Ginnie Mae I Pool 4% 3/15/2042	17,591	16,640
Ginnie Mae I Pool 4% 4/15/2042	6,699	6,333
Ginnie Mae I Pool 4% 4/15/2043	2,295	2,181
Ginnie Mae I Pool 4% 4/15/2046	449,805	421,143
Ginnie Mae I Pool 4% 4/20/2047	170,135	158,228
Ginnie Mae I Pool 4% 4/20/2047	175,149	162,892
Ginnie Mae I Pool 4% 4/20/2048	128,048	118,647
Ginnie Mae I Pool 4% 4/20/2048	139,856	129,588
Ginnie Mae I Pool 4% 6/15/2041	4,200	3,978
Ginnie Mae I Pool 4% 7/15/2040	15,027	14,285
Ginnie Mae I Pool 4% 7/15/2041	9,268	8,777
Ginnie Mae I Pool 4% 8/15/2041	143,513	135,889
Ginnie Mae I Pool 4% 8/15/2041	14,069	13,331
Ginnie Mae I Pool 4% 8/15/2043	2,858	2,692
Ginnie Mae I Pool 4% 9/15/2040	6,609	6,271
Ginnie Mae I Pool 4% 9/15/2041	16,257	15,391
Ginnie Mae I Pool 4% 9/15/2041	12,946	12,266
Ginnie Mae I Pool 4% 9/15/2041	12,533	11,886
Ginnie Mae I Pool 4% 9/15/2041	1,551	1,480
Ginnie Mae I Pool 4% 9/15/2041	2,860	2,706
Ginnie Mae I Pool 4.5% 2/15/2040	1,456	1,413
Ginnie Mae I Pool 4.5% 2/15/2040	12,519	12,154
Ginnie Mae I Pool 4.5% 3/15/2041	2,774	2,691
Ginnie Mae I Pool 4.5% 3/15/2041	236,184	228,471
Ginnie Mae I Pool 4.5% 3/15/2041	185,488	179,917
Ginnie Mae I Pool 4.5% 3/15/2041	61,946	60,106
Ginnie Mae I Pool 4.5% 4/15/2041	25,347	24,550
Ginnie Mae I Pool 4.5% 4/20/2053	4,477,457	4,236,430
Ginnie Mae I Pool 4.5% 5/15/2039	4,083	3,969
Ginnie Mae I Pool 4.5% 6/15/2040	23,312	22,630
Ginnie Mae I Pool 4.5% 6/15/2040	35,066	34,024
Ginnie Mae I Pool 4.5% 6/15/2040	16,542	16,056
Ginnie Mae I Pool 4.5% 7/15/2040	2,667	2,582
Ginnie Mae I Pool 4.5% 7/15/2040	44,757	43,432
Ginnie Mae I Pool 4.5% 7/15/2040	15,193	14,735
Ginnie Mae I Pool 4.5% 7/15/2040	21,366	20,731
Ginnie Mae I Pool 4.5% 8/15/2039	42,408	41,200
Ginnie Mae I Pool 4.5% 8/15/2040	16,300	15,811
Ginnie Mae I Pool 5% 10/15/2039	5,388	5,348
Ginnie Mae I Pool 5% 10/15/2039	12,515	12,418
Ginnie Mae I Pool 5% 11/15/2040	10,842	10,758
Ginnie Mae I Pool 5% 11/15/2040	4,277	4,236
Ginnie Mae I Pool 5% 12/15/2039	14,720	14,602
Ginnie Mae I Pool 5% 3/15/2039	7,342	7,290
Ginnie Mae I Pool 5% 4/15/2040	1,787	1,772
Ginnie Mae I Pool 5% 4/15/2041	2,053	2,035
Ginnie Mae I Pool 5% 4/15/2041	5,500	5,452
Ginnie Mae I Pool 5% 4/15/2041	3,197	3,173
Ginnie Mae I Pool 5% 4/20/2048	378,041	376,045
Ginnie Mae I Pool 5% 6/15/2040	9,300	9,225
Ginnie Mae I Pool 5% 7/15/2040	9,601	9,523
Ginnie Mae I Pool 5% 7/15/2040	13,148	13,042
Ginnie Mae I Pool 5% 7/15/2040	8,131	8,066
Ginnie Mae I Pool 5% 8/15/2039	937	929
Ginnie Mae I Pool 5% 8/15/2039	12,099	12,008
Ginnie Mae I Pool 5% 8/15/2040	23,244	23,056
Ginnie Mae I Pool 5% 8/15/2040	19,185	19,028
Ginnie Mae I Pool 5% 9/15/2039	9,473	9,401
Ginnie Mae I Pool 5% 9/15/2040	8,517	8,448
Ginnie Mae I Pool 5% 9/15/2040	14,213	14,101
Ginnie Mae I Pool 6.5% 11/15/2035	2,528	2,592
Ginnie Mae I Pool 6.5% 4/15/2035	3,293	3,374
Ginnie Mae I Pool 6.5% 9/15/2035	7,492	7,668
Ginnie Mae I Pool 7% 1/15/2028	555	561
Ginnie Mae I Pool 7% 1/15/2028	27	27
Ginnie Mae I Pool 7% 10/15/2028	93	94
Ginnie Mae I Pool 7% 10/15/2031	2,100	2,146
Ginnie Mae I Pool 7% 12/15/2028	157	159
Ginnie Mae I Pool 7% 12/15/2030	3,254	3,322
Ginnie Mae I Pool 7% 2/15/2028	3,045	3,073
Ginnie Mae I Pool 7% 2/15/2028	38	38
Ginnie Mae I Pool 7% 2/15/2032	218	223
Ginnie Mae I Pool 7% 2/15/2032	7,085	7,245
Ginnie Mae I Pool 7% 3/15/2028	166	168
Ginnie Mae I Pool 7% 3/15/2029	994	1,010
Ginnie Mae I Pool 7% 3/15/2032	29	30
Ginnie Mae I Pool 7% 3/15/2032	3,825	3,902
Ginnie Mae I Pool 7% 3/15/2032	3,683	3,755
Ginnie Mae I Pool 7% 4/15/2028	337	341
Ginnie Mae I Pool 7% 4/15/2028	21	21
Ginnie Mae I Pool 7% 4/15/2029	479	485
Ginnie Mae I Pool 7% 4/15/2029	1,187	1,206
Ginnie Mae I Pool 7% 4/15/2031	629	639
Ginnie Mae I Pool 7% 4/15/2032	168	172
Ginnie Mae I Pool 7% 4/15/2032	734	749
Ginnie Mae I Pool 7% 4/15/2032	1,074	1,099
Ginnie Mae I Pool 7% 4/15/2032	9,498	9,729
Ginnie Mae I Pool 7% 5/15/2029	1,027	1,044
Ginnie Mae I Pool 7% 5/15/2032	300	308
Ginnie Mae I Pool 7% 6/15/2028	402	407
Ginnie Mae I Pool 7% 6/15/2028	1,796	1,808
Ginnie Mae I Pool 7% 6/15/2028	129	131
Ginnie Mae I Pool 7% 6/15/2032	83	85
Ginnie Mae I Pool 7% 6/15/2032	2,784	2,851
Ginnie Mae I Pool 7% 6/15/2032	76	78
Ginnie Mae I Pool 7% 6/15/2032	1,038	1,060
Ginnie Mae I Pool 7% 7/15/2028	26	26
Ginnie Mae I Pool 7% 7/15/2028	645	649
Ginnie Mae I Pool 7% 7/15/2028	69	70
Ginnie Mae I Pool 7% 7/15/2031	398	407
Ginnie Mae I Pool 7% 7/15/2031	1,545	1,578
Ginnie Mae I Pool 7% 7/15/2031	694	707
Ginnie Mae I Pool 7% 7/15/2032	360	369
Ginnie Mae I Pool 7% 7/15/2032	1,101	1,120
Ginnie Mae I Pool 7% 8/15/2031	112	114
Ginnie Mae I Pool 7% 8/15/2031	953	975
Ginnie Mae I Pool 7% 8/15/2031	1,605	1,626
Ginnie Mae I Pool 7% 9/15/2031	348	354
Ginnie Mae I Pool 7% 9/15/2031	1,427	1,453
Ginnie Mae I Pool 7% 9/15/2031	162	166
Ginnie Mae I Pool 7.5% 1/15/2026	9	9
Ginnie Mae I Pool 7.5% 10/15/2027	122	124
Ginnie Mae I Pool 7.5% 10/15/2027	199	202
Ginnie Mae I Pool 7.5% 10/15/2028	2,057	2,105
Ginnie Mae I Pool 7.5% 11/15/2025	5	5
Ginnie Mae I Pool 7.5% 11/15/2027	58	58
Ginnie Mae I Pool 7.5% 12/15/2025	12	12
Ginnie Mae I Pool 7.5% 12/15/2027	425	434
Ginnie Mae I Pool 7.5% 2/15/2027	136	138
Ginnie Mae I Pool 7.5% 3/15/2028	1,388	1,418
Ginnie Mae I Pool 7.5% 4/15/2027	608	616
Ginnie Mae I Pool 7.5% 4/15/2027	470	478
Ginnie Mae I Pool 7.5% 4/15/2027	99	100
Ginnie Mae I Pool 7.5% 4/15/2027	146	149
Ginnie Mae I Pool 7.5% 4/15/2027	51	52
Ginnie Mae I Pool 7.5% 4/15/2027	49	50
Ginnie Mae I Pool 7.5% 4/15/2027	215	218
Ginnie Mae I Pool 7.5% 4/15/2027	175	178
Ginnie Mae I Pool 7.5% 4/15/2027	63	64
Ginnie Mae I Pool 7.5% 5/15/2027	69	69
Ginnie Mae I Pool 7.5% 6/15/2027	55	55
Ginnie Mae I Pool 7.5% 6/15/2027	195	198
Ginnie Mae I Pool 7.5% 7/15/2027	420	422
Ginnie Mae I Pool 7.5% 8/15/2028	279	282
Ginnie Mae I Pool 8% 3/15/2030	659	675
Ginnie Mae I Pool 8% 5/15/2030	338	347
Ginnie Mae I Pool 8% 9/15/2030	675	691
Ginnie Mae II Pool 2% 1/20/2051	2,675,480	2,138,526
Ginnie Mae II Pool 2% 10/20/2050	5,202,951	4,160,375
Ginnie Mae II Pool 2% 11/20/2050	2,318,776	1,854,136
Ginnie Mae II Pool 2% 12/20/2050	4,327,640	3,460,460
Ginnie Mae II Pool 2% 2/20/2051	4,801,752	3,839,568
Ginnie Mae II Pool 2% 2/20/2052	22,827,299	18,238,859
Ginnie Mae II Pool 2.5% 12/20/2051	77,867	64,990
Ginnie Mae II Pool 2.5% 2/20/2052	10,591,264	8,839,778
Ginnie Mae II Pool 2.5% 5/20/2052	14,924,877	12,454,405
Ginnie Mae II Pool 2.5% 6/20/2051	872,986	728,620
Ginnie Mae II Pool 2.5% 6/20/2054	486,077	405,277
Ginnie Mae II Pool 2.5% 7/20/2051	2,055,522	1,715,599
Ginnie Mae II Pool 2.5% 9/20/2051	2,081,702	1,737,449
Ginnie Mae II Pool 3% 1/1/2055 (f)	29,900,000	25,900,708
Ginnie Mae II Pool 3% 1/20/2032	737,698	708,010
Ginnie Mae II Pool 3% 10/20/2031	240,043	230,574
Ginnie Mae II Pool 3% 11/20/2031	260,152	249,785
Ginnie Mae II Pool 3% 12/20/2031	393,638	377,955
Ginnie Mae II Pool 3% 12/20/2046	324,478	284,945
Ginnie Mae II Pool 3% 2/1/2055 (f)	10,575,000	9,160,947
Ginnie Mae II Pool 3% 2/20/2031	32,020	30,877
Ginnie Mae II Pool 3% 3/20/2031	65,585	63,215
Ginnie Mae II Pool 3% 3/20/2046	55,948	49,149
Ginnie Mae II Pool 3% 4/20/2031	243,899	234,982
Ginnie Mae II Pool 3% 4/20/2047	18,328	16,072
Ginnie Mae II Pool 3% 5/20/2031	511,135	492,232
Ginnie Mae II Pool 3% 7/20/2031	6,682	6,429
Ginnie Mae II Pool 3% 8/20/2031	78,504	75,503
Ginnie Mae II Pool 3% 9/20/2031	31,503	30,287
Ginnie Mae II Pool 3.5% 1/1/2055 (f)	6,050,000	5,402,427
Ginnie Mae II Pool 3.5% 12/20/2040	54,193	50,048
Ginnie Mae II Pool 3.5% 2/1/2055 (f)	2,975,000	2,657,031
Ginnie Mae II Pool 4% 1/20/2041	178,453	168,699
Ginnie Mae II Pool 4% 1/20/2042	606,980	572,593
Ginnie Mae II Pool 4% 1/20/2046	2,383	2,222
Ginnie Mae II Pool 4% 10/20/2040	87,040	82,306
Ginnie Mae II Pool 4% 10/20/2045	2,119	1,978
Ginnie Mae II Pool 4% 11/20/2040	351,419	332,259
Ginnie Mae II Pool 4% 12/20/2045	2,864	2,670
Ginnie Mae II Pool 4% 12/20/2054	7,300,000	6,718,415
Ginnie Mae II Pool 4% 2/20/2041	5,821	5,502
Ginnie Mae II Pool 4% 3/20/2047	91,042	84,784
Ginnie Mae II Pool 4% 4/20/2047	328,064	305,516
Ginnie Mae II Pool 4% 5/20/2046	508,691	474,205
Ginnie Mae II Pool 4% 6/20/2045	57,907	54,072
Ginnie Mae II Pool 4% 7/20/2044	2,975	2,793
Ginnie Mae II Pool 4% 8/20/2043	21,501	20,216
Ginnie Mae II Pool 4% 8/20/2045	419,723	391,924
Ginnie Mae II Pool 4% 9/20/2040	137,504	130,018
Ginnie Mae II Pool 4% 9/20/2045	2,014	1,880
Ginnie Mae II Pool 4.5% 11/20/2054	1,899,895	1,795,542
Ginnie Mae II Pool 4.5% 3/20/2041	7,899	7,694
Ginnie Mae II Pool 4.5% 5/20/2040	52,718	51,392
Ginnie Mae II Pool 4.5% 5/20/2041	15,404	15,002
Ginnie Mae II Pool 4.5% 7/20/2040	40,153	39,131
Ginnie Mae II Pool 4.5% 7/20/2054	892,497	843,476
Ginnie Mae II Pool 4.5% 9/20/2040	183,068	178,382
Ginnie Mae II Pool 5.5% 1/1/2055 (f)	12,600,000	12,487,215
Ginnie Mae II Pool 6% 1/1/2055 (f)	28,700,000	28,877,134
Ginnie Mae II Pool 6% 12/20/2054 (f)	900,000	906,823
Ginnie Mae II Pool 6% 2/1/2055 (f)	13,875,000	13,940,039
Ginnie Mae II Pool 6.5% 1/1/2055 (f)	7,100,000	7,218,148
Ginnie Mae II Pool 6.5% 2/1/2055 (f)	2,100,000	2,132,320
Uniform Mortgage Backed Securities 2% 1/1/2040 (f)	1,375,000	1,214,297
Uniform Mortgage Backed Securities 2% 1/1/2055 (f)	35,650,000	27,695,590
Uniform Mortgage Backed Securities 2% 2/1/2055 (f)	6,475,000	5,033,047
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (f)	1,800,000	1,463,906
Uniform Mortgage Backed Securities 3.5% 1/1/2055 (f)	650,000	574,335
Uniform Mortgage Backed Securities 4.5% 1/1/2055 (f)	2,925,000	2,749,043
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (f)	3,950,000	4,033,012
TOTAL UNITED STATES		573,048,682
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $598,686,833)		573,048,682

U.S. Treasury Obligations - 48.2%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.02	12,353,900	7,430,011
US Treasury Bonds 1.75% 8/15/2041	1.94	43,542,800	28,195,410
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	7,642,605
US Treasury Bonds 2% 11/15/2041	2.00 to 2.14	16,500,000	11,078,426
US Treasury Bonds 2% 8/15/2051	1.85 to 1.94	44,704,200	25,544,417
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	22,006,520
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	16,294,429
US Treasury Bonds 3.375% 8/15/2042	3.46 to 3.75	34,200,000	28,230,462
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	21,216,748
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	53,171,000	47,356,418
US Treasury Bonds 4.25% 2/15/2054 (h)	4.37 to 4.78	67,700,000	61,759,343
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.65	41,100,000	37,532,554
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	12,465,599
US Treasury Notes 1.25% 5/31/2028	1.26	63,257,700	57,129,893
US Treasury Notes 1.75% 1/31/2029	1.74	24,900,000	22,485,054
US Treasury Notes 2.375% 3/31/2029	2.67	10,000,000	9,228,981
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	61,985,945
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	58,608,468
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	64,800,000	62,686,238
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.86	123,000,000	120,237,939
US Treasury Notes 3.875% 12/31/2027	3.66	69,000,000	68,226,020
US Treasury Notes 3.875% 12/31/2029	3.47	85,000,000	83,041,340
US Treasury Notes 3.875% 8/15/2033	4.02	5,308,000	5,051,725
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	128,800,000	121,881,019
US Treasury Notes 4% 1/31/2029	4.30	75,000,000	73,972,645
US Treasury Notes 4% 1/31/2031	4.13	57,600,000	56,197,385
US Treasury Notes 4% 2/15/2034	4.28	17,800,000	17,040,993
US Treasury Notes 4% 6/30/2028	4.24	17,000,000	16,824,226
US Treasury Notes 4.125% 11/15/2032	3.55 to 3.59	71,600,000	69,832,825
US Treasury Notes 4.125% 11/30/2031	4.25	10,200,000	9,982,228
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	24,516,669
US Treasury Notes 4.25% 11/15/2034 (i)	4.44	7,500,000	7,304,524
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	87,878,890
US Treasury Notes 4.375% 12/31/2031	4.43 to 4.44	25,500,000	25,521,228
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	23,098,684
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,536,884,266)			1,409,485,861

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	36,526,977	36,534,283
Fidelity Securities Lending Cash Central Fund (j)(k)	4.35	7,141,096	7,141,810
TOTAL MONEY MARKET FUNDS (Cost $43,675,699)			43,676,093

TOTAL INVESTMENT IN SECURITIES - 105.5% (Cost $3,291,722,467)	3,090,832,930
NET OTHER ASSETS (LIABILITIES) - (5.5)%	(160,240,947)
NET ASSETS - 100.0%	2,930,591,983

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3% 1/1/2055	(21,150,000)	(18,321,069)
Ginnie Mae II Pool 3.5% 1/1/2055	(2,975,000)	(2,656,566)
Ginnie Mae II Pool 6% 1/1/2055	(14,775,000)	(14,866,190)
Ginnie Mae II Pool 6.5% 1/1/2055	(2,100,000)	(2,134,945)
Uniform Mortgage Backed Securities 2% 1/1/2055	(9,825,000)	(7,632,796)
Uniform Mortgage Backed Securities 4.5% 1/1/2055	(300,000)	(281,952)
Uniform Mortgage Backed Securities 5.5% 1/1/2055	(5,500,000)	(5,424,160)
Uniform Mortgage Backed Securities 6.5% 1/1/2055	(1,650,000)	(1,684,676)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(53,002,354)

TOTAL TBA SALE COMMITMENTS (Proceeds $53,089,203)		(53,002,354)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $420,983,684 or 14.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $564,338.

(i)	Security or a portion of the security is on loan at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	155,019,316	437,531,370	556,016,759	7,299,302	356	-	36,534,283	36,526,977	0.1%
Fidelity Securities Lending Cash Central Fund	-	425,668,412	418,526,602	23,580	-	-	7,141,810	7,141,096	0.0%
Total	155,019,316	863,199,782	974,543,361	7,322,882	356	-	43,676,093	43,668,073

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	221,198,041	-	221,198,041	-

Bank Notes
Financials	3,276,562	-	3,276,562	-

Collateralized Mortgage Obligations	11,746	-	11,746	-

Commercial Mortgage Securities	114,153,693	-	114,153,693	-

Foreign Government and Government Agency Obligations	1,433,471	-	1,433,471	-

Non-Convertible Corporate Bonds
Communication Services	63,478,535	-	63,478,535	-
Consumer Discretionary	10,646,113	-	10,646,113	-
Consumer Staples	22,198,662	-	22,198,662	-
Energy	78,710,879	-	78,710,879	-
Financials	365,684,374	-	365,684,374	-
Health Care	36,768,435	-	36,768,435	-
Industrials	16,798,284	-	16,798,284	-
Information Technology	21,477,006	-	21,477,006	-
Materials	3,710,701	-	3,710,701	-
Real Estate	72,555,876	-	72,555,876	-
Utilities	32,519,916	-	32,519,916	-

U.S. Government Agency - Mortgage Securities	573,048,682	-	573,048,682	-

U.S. Treasury Obligations	1,409,485,861	-	1,409,485,861	-

Money Market Funds	43,676,093	43,676,093	-	-
Total Investments in Securities:	3,090,832,930	43,676,093	3,047,156,837	-
Other Financial Instruments:
TBA Sale Commitments	(53,002,354)	-	(53,002,354)	-
Total Other Financial Instruments:	(53,002,354)	-	(53,002,354)	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $6,938,349) - See accompanying schedule:
Unaffiliated issuers (cost $3,248,046,768)	$3,047,156,837
Fidelity Central Funds (cost $43,675,699)	43,676,093

Total Investment in Securities (cost $3,291,722,467)		$3,090,832,930
Cash		17,620
Foreign currency held at value (cost $2)		2
Receivable for investments sold
Regular delivery		586,720
Delayed delivery		2,693,160
Receivable for TBA sale commitments		53,089,203
Receivable for fund shares sold		9,223
Interest receivable		25,825,900
Distributions receivable from Fidelity Central Funds		179,379
Other receivables		332
Total assets		3,173,234,469
Liabilities
Payable for investments purchased
Regular delivery	$30,064,067
Delayed delivery	152,314,369
TBA sale commitments, at value	53,002,354
Payable for fund shares redeemed	116,756
Distributions payable	16
Other payables and accrued expenses	3,114
Collateral on securities loaned	7,141,810
Total liabilities		242,642,486
Net Assets		$2,930,591,983
Net Assets consist of:
Paid in capital		$3,270,844,390
Total accumulated earnings (loss)		(340,252,407)
Net Assets		$2,930,591,983
Net Asset Value, offering price and redemption price per share ($2,930,591,983 ÷ 32,034,721 shares)		$91.48
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$121,085,349
Income from Fidelity Central Funds (including $23,580 from security lending)		7,322,882
Total income		128,408,231
Expenses
Custodian fees and expenses	$7,568
Independent trustees' fees and expenses	7,641
Total expenses before reductions	15,209
Expense reductions	(8,310)
Total expenses after reductions		6,899
Net Investment income (loss)		128,401,332
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(30,156,134)
Fidelity Central Funds	356
Total net realized gain (loss)		(30,155,778)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(39,721,550)
TBA Sale commitments	560,187
Total change in net unrealized appreciation (depreciation)		(39,161,363)
Net gain (loss)		(69,317,141)
Net increase (decrease) in net assets resulting from operations		$59,084,191
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,401,332	$106,209,295
Net realized gain (loss)	(30,155,778)	(63,205,474)
Change in net unrealized appreciation (depreciation)	(39,161,363)	117,119,041
Net increase (decrease) in net assets resulting from operations	59,084,191	160,122,862
Distributions to shareholders	(125,649,885)	(104,264,033)

Affiliated share transactions
Proceeds from sales of shares	148,208,210	338,241,421
Reinvestment of distributions	126,302,464	103,871,155
Cost of shares redeemed	(174,129,028)	(59,752,309)

Net increase (decrease) in net assets resulting from share transactions	100,381,646	382,360,267
Total increase (decrease) in net assets	33,815,952	438,219,096

Net Assets
Beginning of period	2,896,776,031	2,458,556,935
End of period	$2,930,591,983	$2,896,776,031

Other Information
Shares
Sold	1,618,586	3,635,153
Issued in reinvestment of distributions	1,365,447	1,131,990
Redeemed	(1,862,421)	(651,693)
Net increase (decrease)	1,121,612	4,115,450

Financial Highlights
VIP Investment Grade Central Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$93.71	$91.75	$109.19	$114.93	$108.80
Income from Investment Operations
Net investment income (loss) A,B	4.025	3.608	2.711	2.481	3.026
Net realized and unrealized gain (loss)	(2.296)	1.882	(16.386)	(2.817)	7.583
Total from investment operations	1.729	5.490	(13.675)	(.336)	10.609
Distributions from net investment income	(3.959)	(3.530)	(2.765)	(2.717)	(3.070)
Distributions from net realized gain	-	-	(1.000)	(2.687)	(1.409)
Total distributions	(3.959)	(3.530)	(3.765)	(5.404)	(4.479)
Net asset value, end of period	$91.48	$93.71	$91.75	$109.19	$114.93
Total Return C	1.88%	6.13%	(12.69)%	(.28)%	9.87%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	4.35%	3.93%	2.79%	2.23%	2.68%
Supplemental Data
Net assets, end of period (000 omitted)	$2,930,592	$2,896,776	$2,458,557	$2,404,652	$7,119,394
Portfolio turnover rate G	196%	205%	188%	178% H	169%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,126,808
Gross unrealized depreciation	(202,703,126)
Net unrealized appreciation (depreciation)	$(195,576,318)
Tax Cost	$3,286,496,097

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$188,275
Capital loss carryforward	$(144,864,366)
Net unrealized appreciation (depreciation) on securities and other investments	$(195,576,318)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(38,447,660)
Long-term	(106,416,706)
Total capital loss carryforward	$(144,864,366)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$125,649,885	$ 104,264,033

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	3,572,202,439	3,665,774,726
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity VIP Investment Grade Central Fund	2,509	-	-

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,310.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	10.4%
VIP Asset Manager Growth Portfolio	1.8%
VIP Balanced Portfolio	87.8%
9. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of VIP Investment Grade Central Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Investment Grade Central Fund (the "Fund"), a fund of Fidelity Garrison Street Trust , including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $ 125,631,849 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
VIP Investment Grade Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.831202.118
VIGC-ANN-0225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025